AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 84.8%
Common Stocks — 52.8%
Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.*(a)	32,406	$1,275,176
Boeing Co. (The)*	132,249	25,325,684
BWX Technologies, Inc.	49,083	2,643,610
HEICO Corp. (Class A Stock)(a)	15,466	1,961,553
Kratos Defense & Security Solutions, Inc.*	46,755	957,542
L3Harris Technologies, Inc.	55,770	13,857,172
Raytheon Technologies Corp.(a)	18,921	1,874,503
Safran SA (France)	96,285	11,335,290
Textron, Inc.(a)	213,097	15,850,155
TransDigm Group, Inc.*	5,661	3,688,368
Triumph Group, Inc.*	180,554	4,564,405
		83,333,458
Air Freight & Logistics — 0.3%
FedEx Corp.	93,536	21,643,295
GXO Logistics, Inc.*	5,786	412,773
United Parcel Service, Inc. (Class B Stock)	189,518	40,644,031
		62,700,099
Airlines — 0.1%
Allegiant Travel Co.*	14,860	2,413,116
Southwest Airlines Co.*(a)	208,614	9,554,521
United Airlines Holdings, Inc.*(a)	105,117	4,873,224
		16,840,861
Auto Components — 0.3%
Aptiv PLC*	16,529	1,978,686
Autoliv, Inc. (Sweden), SDR	109,519	8,375,844
Denso Corp. (Japan)	156,500	9,973,932
Gentherm, Inc.*	35,201	2,571,081
LCI Industries(a)	6,821	708,088
Magna International, Inc. (Canada)(a)	371,970	23,921,391
Stanley Electric Co. Ltd. (Japan)	285,300	5,388,234
Stoneridge, Inc.*(a)	50,350	1,045,266
Sumitomo Rubber Industries Ltd. (Japan)	337,800	3,093,840
Visteon Corp.*	7,552	824,150
		57,880,512
Automobiles — 1.3%
Ferrari NV (Italy)(a)	22,330	4,869,950
General Motors Co.*	91,418	3,998,623
Honda Motor Co. Ltd. (Japan)	197,600	5,593,701
Lucid Group, Inc.*(a)	37,549	953,745
Rivian Automotive, Inc. (Class A Stock)*(a)	330,429	16,600,753
Suzuki Motor Corp. (Japan)	239,900	8,213,402
Tesla, Inc.*	140,266	151,150,641
Toyota Motor Corp. (Japan)	1,952,700	35,283,739
		226,664,554
Banks — 2.6%
Australia & New Zealand Banking Group Ltd. (Australia)	551,087	11,280,019
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bank of America Corp.	869,491	$35,840,419
BankUnited, Inc.(a)	98,008	4,308,432
BNP Paribas SA (France)	221,513	12,640,249
Citigroup, Inc.	496,816	26,529,974
Citizens Financial Group, Inc.	69,589	3,154,469
Close Brothers Group PLC (United Kingdom)	239,250	3,724,769
DBS Group Holdings Ltd. (Singapore)	385,662	10,126,001
Dime Community Bancshares, Inc.	12,730	440,076
DNB Bank ASA (Norway)	1,154,585	26,103,216
East West Bancorp, Inc.	63,812	5,042,424
Erste Group Bank AG (Austria)	166,617	6,063,215
Fifth Third Bancorp(a)	507,815	21,856,358
Home BancShares, Inc.(a)	121,184	2,738,758
Huntington Bancshares, Inc.(a)	1,301,622	19,029,714
ING Groep NV (Netherlands)	1,947,710	20,390,945
Intesa Sanpaolo SpA (Italy)	3,041,669	6,960,996
JPMorgan Chase & Co.	352,848	48,100,239
Lloyds Banking Group PLC (United Kingdom)	19,581,889	12,012,939
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,887,900	11,616,074
National Bank Holdings Corp. (Class A Stock)	17,318	697,569
National Bank of Canada (Canada)	307,030	23,535,324
Pacific Premier Bancorp, Inc.	99,041	3,501,099
Pinnacle Financial Partners, Inc.	51,000	4,696,080
PNC Financial Services Group, Inc. (The)	34,262	6,319,626
Popular, Inc. (Puerto Rico)	55,633	4,547,441
Seacoast Banking Corp. of Florida	109,298	3,827,616
Signature Bank	39,499	11,592,561
Standard Chartered PLC (United Kingdom)	791,335	5,249,345
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	224,181	7,300,886
SVB Financial Group*	18,978	10,617,242
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	1,242,368	11,422,447
United Overseas Bank Ltd. (Singapore)	832,300	19,526,346
Webster Financial Corp.	78,627	4,412,547
Wells Fargo & Co.	1,157,600	56,097,296
Westamerica BanCorp	20,706	1,252,713
Western Alliance Bancorp	48,957	4,054,619
		466,610,043
Beverages — 0.9%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	3,995	1,551,938
Coca-Cola Co. (The)	773,420	47,952,040
Constellation Brands, Inc. (Class A Stock)	90,145	20,762,196
Diageo PLC (United Kingdom)	405,448	20,527,427
Keurig Dr. Pepper, Inc.(a)	460,864	17,466,745
Kirin Holdings Co. Ltd. (Japan)	408,500	6,104,336
Monster Beverage Corp.*	188,617	15,070,498
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
PepsiCo, Inc.	220,860	$36,967,547
		166,402,727
Biotechnology — 0.9%
AbbVie, Inc.(a)	400,332	64,897,820
ACADIA Pharmaceuticals, Inc.*	48,721	1,180,023
Agios Pharmaceuticals, Inc.*	31,620	920,458
Alkermes PLC*	91,961	2,419,494
Alnylam Pharmaceuticals, Inc.*(a)	26,433	4,316,245
Amgen, Inc.	99,445	24,047,790
Apellis Pharmaceuticals, Inc.*	10,962	556,979
Biogen, Inc.*	12,026	2,532,676
BioMarin Pharmaceutical, Inc.*	35,359	2,726,179
Blueprint Medicines Corp.*(a)	18,786	1,200,050
Denali Therapeutics, Inc.*(a)	23,508	756,252
Exact Sciences Corp.*(a)	22,956	1,605,084
Exelixis, Inc.*	128,295	2,908,448
Fate Therapeutics, Inc.*(a)	18,270	708,328
Genmab A/S (Denmark)*	17,412	6,341,988
Global Blood Therapeutics, Inc.*(a)	60,049	2,080,097
Horizon Therapeutics PLC*	17,052	1,794,041
IGM Biosciences, Inc.*(a)	38,274	1,023,064
Insmed, Inc.*(a)	113,956	2,677,966
Intellia Therapeutics, Inc.*	8,161	593,060
Ionis Pharmaceuticals, Inc.*(a)	41,334	1,531,011
Iovance Biotherapeutics, Inc.*	29,476	490,775
Karuna Therapeutics, Inc.*	12,058	1,528,834
Moderna, Inc.*(a)	42,040	7,241,810
Neurocrine Biosciences, Inc.*	45,676	4,282,125
Novavax, Inc.*(a)	8,152	600,395
Regeneron Pharmaceuticals, Inc.*	12,641	8,828,727
Rocket Pharmaceuticals, Inc.*(a)	18,879	299,421
Scholar Rock Holding Corp.*(a)	24,360	314,000
Seagen, Inc.*	17,782	2,561,497
TG Therapeutics, Inc.*	23,264	221,241
Ultragenyx Pharmaceutical, Inc.*	47,707	3,464,482
Vertex Pharmaceuticals, Inc.*	49,015	12,791,445
Xencor, Inc.*	41,535	1,108,154
		170,549,959
Building Products — 0.2%
Armstrong World Industries, Inc.	39,342	3,541,174
Gibraltar Industries, Inc.*	51,522	2,212,870
Insteel Industries, Inc.	52,984	1,959,878
ROCKWOOL International A/S (Denmark) (Class B Stock)	2,038	675,015
Trane Technologies PLC	122,419	18,693,381
Trex Co., Inc.*(a)	19,245	1,257,276
		28,339,594
Capital Markets — 1.3%
Bank of New York Mellon Corp. (The)	135,963	6,747,844
Blackstone, Inc.	83,880	10,647,727
Bridgepoint Group PLC (United Kingdom), 144A*	1,317,229	6,160,780
Cboe Global Markets, Inc.	45,850	5,246,157
Charles Schwab Corp. (The)	342,030	28,836,549
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
CME Group, Inc.	111,700	$26,568,962
Goldman Sachs Group, Inc. (The)	92,194	30,433,239
Intercontinental Exchange, Inc.	164,989	21,798,347
Invesco Ltd.(a)	140,039	3,229,299
Julius Baer Group Ltd. (Switzerland)	252,306	14,606,299
KKR & Co., Inc.	278,736	16,297,694
Lazard Ltd. (Class A Stock)(a)	71,664	2,472,408
Macquarie Group Ltd. (Australia)	100,361	15,100,688
MarketAxess Holdings, Inc.(a)	12,091	4,113,358
Morgan Stanley(a)	105,686	9,236,956
State Street Corp.	112,544	9,804,833
Tradeweb Markets, Inc. (Class A Stock)	53,412	4,693,313
Virtus Investment Partners, Inc.	15,329	3,678,807
XP, Inc. (Brazil) (Class A Stock)*(a)	282,915	8,515,742
		228,189,002
Chemicals — 1.3%
Air Liquide SA (France)	100,168	17,518,483
Air Products & Chemicals, Inc.	82,841	20,702,794
Akzo Nobel NV (Netherlands)	176,786	15,248,677
Albemarle Corp.	35,069	7,755,509
Asahi Kasei Corp. (Japan)	1,167,900	10,103,095
Axalta Coating Systems Ltd.*	54,689	1,344,256
BASF SE (Germany)	191,878	10,930,745
CF Industries Holdings, Inc.	54,703	5,637,691
Corteva, Inc.	144,000	8,277,120
Covestro AG (Germany), 144A	197,814	9,977,504
Element Solutions, Inc.	164,132	3,594,491
FMC Corp.	50,444	6,636,917
Hexpol AB (Sweden)	35,928	349,622
International Flavors & Fragrances, Inc.	59,664	7,835,673
Johnson Matthey PLC (United Kingdom)(a)	431,111	10,640,625
Koninklijke DSM NV (Netherlands)	3,114	557,720
Linde PLC (United Kingdom)(a)	136,232	43,516,588
Minerals Technologies, Inc.	32,441	2,145,972
Nutrien Ltd. (Canada)	44,855	4,664,471
Quaker Chemical Corp.(a)	9,826	1,698,031
RPM International, Inc.(a)	160,906	13,104,185
Sherwin-Williams Co. (The)	100,789	25,158,950
Shin-Etsu Chemical Co. Ltd. (Japan)	3,000	457,591
Sika AG (Switzerland)	1,908	630,947
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	24,834	2,125,790
Tosoh Corp. (Japan)	108,000	1,595,760
Umicore SA (Belgium)	206,795	8,911,864
		241,121,071
Commercial Services & Supplies — 0.1%
HNI Corp.	73,690	2,730,215
IAA, Inc.*	26,553	1,015,652
KAR Auction Services, Inc.*(a)	183,922	3,319,792
MSA Safety, Inc.(a)	11,084	1,470,847
Stericycle, Inc.*(a)	44,193	2,603,852
Waste Connections, Inc.	115,175	16,089,947
		27,230,305

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.4%
Bluescape Opportunities Acquisition Corp., UTS*	13,859	$138,729
Ciena Corp.*	25,100	1,521,813
Cisco Systems, Inc.	548,318	30,574,212
Harmonic, Inc.*	60,901	565,770
Motorola Solutions, Inc.	71,832	17,397,710
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	2,077,717	18,937,855
		69,136,089
Construction & Engineering — 0.1%
Quanta Services, Inc.(a)	83,423	10,979,301
Valmont Industries, Inc.	9,501	2,266,938
WillScot Mobile Mini Holdings Corp.*	98,207	3,842,840
		17,089,079
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	6,639	2,555,285
Vulcan Materials Co.	51,268	9,417,931
		11,973,216
Consumer Finance — 0.0%
Ally Financial, Inc.	31,770	1,381,360
PRA Group, Inc.*	16,322	735,796
PROG Holdings, Inc.*(a)	11,937	343,427
SLM Corp.	134,226	2,464,389
SoFi Technologies, Inc.*(a)	82,718	781,685
Upstart Holdings, Inc.*(a)	9,118	994,683
		6,701,340
Containers & Packaging — 0.4%
Amcor PLC, CDI	716,993	8,121,362
Ardagh Metal Packaging SA*	21,071	171,307
Avery Dennison Corp.	31,901	5,549,817
Ball Corp.(a)	145,353	13,081,770
Graphic Packaging Holding Co.	149,695	2,999,888
International Paper Co.	154,744	7,141,436
Mayr Melnhof Karton AG (Austria)	3,483	620,839
Myers Industries, Inc.	175,152	3,783,283
Packaging Corp. of America	61,118	9,541,131
Sealed Air Corp.(a)	212,717	14,243,530
Verallia SA (France), 144A	32,034	763,444
Westrock Co.	107,422	5,052,057
		71,069,864
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*(a)	28,258	3,749,554
Service Corp. International	64,457	4,242,560
Terminix Global Holdings, Inc.*	69,549	3,173,521
		11,165,635
Diversified Financial Services — 0.8%
Apollo Global Management, Inc.(a)	107,168	6,643,344
Berkshire Hathaway, Inc. (Class B Stock)*	242,893	85,719,369
Challenger Ltd. (Australia)	1,079,539	5,392,889
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Element Fleet Management Corp. (Canada)(a)	1,401,717	$13,566,992
Equitable Holdings, Inc.	534,529	16,522,291
Mitsubishi HC Capital, Inc. (Japan)	1,059,000	4,910,452
Voya Financial, Inc.(a)	198,916	13,198,077
		145,953,414
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	342,838	8,101,262
Cellnex Telecom SA (Spain), 144A	16,538	795,020
KT Corp. (South Korea)	241,717	7,096,207
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	108,321	2,806,597
Nippon Telegraph & Telephone Corp. (Japan)	1,452,400	42,202,667
Verizon Communications, Inc.	252,723	12,873,709
		73,875,462
Electric Utilities — 0.5%
Enel SpA (Italy)	74,062	494,637
Iberdrola SA (Spain)	53,991	589,836
IDACORP, Inc.	23,347	2,693,310
MGE Energy, Inc.(a)	6,090	485,921
NextEra Energy, Inc.	533,939	45,229,973
OGE Energy Corp.	52,465	2,139,523
PG&E Corp.*(a)	95,006	1,134,372
Southern Co. (The)(a)	361,523	26,214,033
Xcel Energy, Inc.	166,473	12,014,356
		90,995,961
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	629,706	20,404,528
Generac Holdings, Inc.*	35,709	10,614,857
Hubbell, Inc.	17,244	3,168,930
Legrand SA (France)	116,031	11,029,060
Mitsubishi Electric Corp. (Japan)	1,610,200	18,518,174
Plug Power, Inc.*(a)	118,634	3,394,119
Prysmian SpA (Italy)	421,228	14,318,633
Schneider Electric SE	5,857	983,394
Sensata Technologies Holding PLC*(a)	59,440	3,022,524
Shoals Technologies Group, Inc. (Class A Stock)*(a)	130,770	2,228,321
Sunrun, Inc.*(a)	136,344	4,140,767
Thermon Group Holdings, Inc.*	36,906	597,877
		92,421,184
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	4,403	331,766
Belden, Inc.	80,207	4,443,468
Cognex Corp.	62,363	4,811,305
Coherent, Inc.*	2,680	732,605
Hamamatsu Photonics KK (Japan)	210,900	11,254,007
Largan Precision Co. Ltd. (Taiwan)	57,000	3,739,174
Littelfuse, Inc.	17,049	4,252,191
Murata Manufacturing Co. Ltd. (Japan)	233,800	15,451,923
National Instruments Corp.	68,538	2,781,957
Omron Corp. (Japan)	106,700	7,129,725

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Teledyne Technologies, Inc.*(a)	35,605	$16,827,991
Trimble, Inc.*	3,475	250,686
		72,006,798
Energy Equipment & Services — 0.3%
Cactus, Inc. (Class A Stock)	16,427	932,068
ChampionX Corp.*	31,866	780,080
Enerflex Ltd. (Canada)	61,410	393,468
Halliburton Co.(a)	583,502	22,097,221
NexTier Oilfield Solutions, Inc.*	484,227	4,474,257
TechnipFMC PLC (United Kingdom)*	698,139	5,410,577
Tidewater, Inc.*(a)	81,085	1,762,788
Worley Ltd. (Australia)	1,285,723	12,325,111
		48,175,570
Entertainment — 0.5%
Activision Blizzard, Inc.	76,600	6,136,426
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	38,563	950,192
Electronic Arts, Inc.	67,654	8,558,907
Liberty Media Corp.-Liberty Formula One (Class C Stock) *(a)	85,509	5,971,949
Netflix, Inc.*	85,554	32,047,673
Roku, Inc.*(a)	14,007	1,754,657
Walt Disney Co. (The)*	183,292	25,140,331
Warner Music Group Corp. (Class A Stock)(a)	39,812	1,506,884
Zynga, Inc. (Class A Stock)*	214,872	1,985,417
		84,052,436
Equity Real Estate Investment Trusts (REITs) — 2.0%
Acadia Realty Trust	270,063	5,852,265
Alexandria Real Estate Equities, Inc.	34,905	7,024,631
American Campus Communities, Inc.	51,759	2,896,951
American Tower Corp.	45,883	11,526,727
Apartment Income REIT Corp.	26,354	1,408,885
Apple Hospitality REIT, Inc.	159,761	2,870,905
AvalonBay Communities, Inc.	46,737	11,608,069
Big Yellow Group PLC (United Kingdom)	20,912	424,261
Camden Property Trust	87,166	14,486,989
Canadian Apartment Properties REIT (Canada)	14,827	636,298
CapitaLand Integrated Commercial Trust (Singapore)	405,400	670,750
CubeSmart	179,048	9,315,867
Daiwa House Logistics Trust (Singapore)*	597,100	372,462
Daiwa Office Investment Corp. (Japan)	136	844,607
Derwent London PLC (United Kingdom)	25,084	1,056,691
Digital Core REIT Management Pte Ltd. (Singapore)*	984,000	1,092,079
Douglas Emmett, Inc.	172,839	5,776,279
EastGroup Properties, Inc.	34,215	6,955,225
Equinix, Inc.	33,535	24,870,227
Equity LifeStyle Properties, Inc.	173,350	13,257,808
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Equity Residential	80,780	$7,263,738
Essex Property Trust, Inc.	46,685	16,128,734
Extra Space Storage, Inc.	19,300	3,968,080
Federal Realty Investment Trust	8,725	1,065,061
First Industrial Realty Trust, Inc.	49,965	3,093,333
Gecina SA (France)	2,970	374,488
Goodman Group (Australia)	71,902	1,220,648
Great Portland Estates PLC (United Kingdom)	1,150,695	10,851,918
Healthcare Realty Trust, Inc.(a)	87,111	2,393,810
Healthcare Trust of America, Inc. (Class A Stock)	37,943	1,189,134
Host Hotels & Resorts, Inc.(a)	65,758	1,277,678
Industrial & Infrastructure Fund Investment Corp. (Japan)	551	835,539
Inmobiliaria Colonial Socimi SA (Spain)	59,800	543,178
Invitation Homes, Inc.	54,811	2,202,306
JBG SMITH Properties	83,069	2,427,276
Kilroy Realty Corp.(a)	27,261	2,083,286
Kimco Realty Corp.	97,154	2,399,704
Mitsui Fudosan Logistics Park, Inc. (Japan)	170	802,654
Pebblebrook Hotel Trust(a)	92,032	2,252,943
PotlatchDeltic Corp.	67,848	3,577,625
Prologis, Inc.	214,458	34,630,678
PS Business Parks, Inc.	28,414	4,775,825
Public Storage	59,712	23,304,399
Rayonier, Inc.	61,531	2,530,155
Regency Centers Corp.	34,662	2,472,787
Rexford Industrial Realty, Inc.	159,899	11,926,866
Saul Centers, Inc.	34,348	1,810,140
SBA Communications Corp.	69,664	23,971,382
Scentre Group (Australia)	5,088,241	11,547,300
Simon Property Group, Inc.	48,369	6,363,426
SL Green Realty Corp.(a)	17,145	1,391,831
Summit Industrial Income REIT (Canada)	94,986	1,673,073
Sun Communities, Inc.(a)	31,075	5,447,137
Terreno Realty Corp.	100,748	7,460,389
UNITE Group PLC (The) (United Kingdom)	47,031	713,101
Ventas, Inc.	10,773	665,340
VICI Properties, Inc.	33,739	960,212
Vornado Realty Trust	8,059	365,234
Welltower, Inc.	241,947	23,260,785
Weyerhaeuser Co.	28,256	1,070,902
WP Carey, Inc.	15,863	1,282,365
		356,522,436
Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.	18,514	3,668,919
Costco Wholesale Corp.	73,418	42,277,755
Seven & i Holdings Co. Ltd. (Japan)	434,500	20,662,402
Sprouts Farmers Market, Inc.*	79,379	2,538,541
Walmart, Inc.	195,358	29,092,713
Welcia Holdings Co. Ltd. (Japan)	197,400	4,855,324
		103,095,654

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products — 0.8%
Bakkafrost P/F (Faroe Islands)	11,926	$802,732
Barry Callebaut AG (Switzerland)	5,036	11,794,065
Bunge Ltd.	46,005	5,097,814
Conagra Brands, Inc.(a)	134,822	4,525,975
Darling Ingredients, Inc.*	111,581	8,968,881
Freshpet, Inc.*(a)	11,015	1,130,580
Mondelez International, Inc. (Class A Stock)	361,548	22,697,983
Mowi ASA (Norway), ADR(a)	27,313	735,129
Mriya Agro Holding PLC (Ukraine)*^	1,223	16
Mriya Recovery Certificates (Ukraine)*^	1,359,527	15,040
Nestle SA (Switzerland)	584,475	75,886,415
Post Holdings, Inc.*(a)	33,130	2,294,584
Sanderson Farms, Inc.	1,839	344,794
TreeHouse Foods, Inc.*(a)	63,459	2,047,187
Wilmar International Ltd. (China)	4,783,200	16,578,285
		152,919,480
Gas Utilities — 0.1%
Beijing Enterprises Holdings Ltd. (China)	1,225,000	3,869,886
Chesapeake Utilities Corp.	6,248	860,725
National Fuel Gas Co.(a)	24,360	1,673,532
ONE Gas, Inc.(a)	18,755	1,654,941
Southwest Gas Holdings, Inc.(a)	28,776	2,252,873
		10,311,957
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	174,835	20,693,471
Alcon, Inc. (Switzerland)	82,450	6,531,060
Atrion Corp.	2,923	2,084,099
Avanos Medical, Inc.*	86,845	2,909,308
Becton, Dickinson & Co.(a)	118,370	31,486,420
Cooper Cos., Inc. (The)	14,405	6,015,384
Dexcom, Inc.*(a)	32,263	16,505,751
Elekta AB (Sweden) (Class B Stock)(a)	750,590	5,908,282
Envista Holdings Corp.*(a)	73,505	3,580,429
Hologic, Inc.*	125,967	9,676,785
ICU Medical, Inc.*	7,308	1,627,053
Insulet Corp.*	5,608	1,493,915
Intuitive Surgical, Inc.*	134,561	40,594,362
Koninklijke Philips NV (Netherlands)	519,722	15,858,414
Masimo Corp.*	3,410	496,291
Medtronic PLC	67,351	7,472,593
Nevro Corp.*	10,597	766,481
Novocure Ltd.*(a)	10,597	877,961
Penumbra, Inc.*(a)	16,200	3,598,506
Quidel Corp.*(a)	7,476	840,751
Shockwave Medical, Inc.*	10,597	2,197,394
Siemens Healthineers AG (Germany), 144A	286,920	17,786,040
STERIS PLC	27,140	6,561,638
Stryker Corp.	85,015	22,728,760
Teleflex, Inc.	7,881	2,796,415
		231,087,563
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	78,684	$5,156,163
Amedisys, Inc.*(a)	6,953	1,197,932
Anthem, Inc.	52,261	25,671,648
Centene Corp.*	170,853	14,384,114
Cigna Corp.	39,724	9,518,268
CVS Health Corp.	137,741	13,940,767
Fresenius SE & Co. KGaA (Germany)	366,493	13,465,599
Guardant Health, Inc.*	21,327	1,412,700
HCA Healthcare, Inc.	51,337	12,866,079
Humana, Inc.	37,506	16,321,486
McKesson Corp.(a)	12,081	3,698,357
Molina Healthcare, Inc.*	28,476	9,499,309
Pennant Group, Inc. (The)*	35,975	670,214
Select Medical Holdings Corp.	143,191	3,435,152
U.S. Physical Therapy, Inc.(a)	4,872	484,520
UnitedHealth Group, Inc.(a)	162,890	83,069,013
		214,791,321
Health Care Technology — 0.1%
Multiplan Corp.*(a)	301,362	1,410,374
Phreesia, Inc.*	36,784	969,626
Teladoc Health, Inc.*(a)	31,534	2,274,547
Veeva Systems, Inc. (Class A Stock)*(a)	30,175	6,410,981
		11,065,528
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. (Class A Stock)*(a)	40,501	6,956,452
Aramark	69,424	2,610,342
Booking Holdings, Inc.*	8,926	20,962,265
Chipotle Mexican Grill, Inc.*	13,043	20,634,417
Choice Hotels International, Inc.(a)	31,060	4,403,066
Compass Group PLC (United Kingdom)	868,766	18,699,292
DraftKings, Inc. (Class A Stock)*(a)	87,341	1,700,529
Hilton Worldwide Holdings, Inc.*	91,725	13,918,352
Huazhu Group Ltd. (China), ADR(a)	13,293	438,536
InterContinental Hotels Group PLC (United Kingdom)	11,869	805,337
Jack in the Box, Inc.(a)	27,738	2,591,007
Kyoritsu Maintenance Co. Ltd. (Japan)	23,600	888,044
Las Vegas Sands Corp.*(a)	170,994	6,646,537
Marriott International, Inc. (Class A Stock)*(a)	88,812	15,608,709
Marriott Vacations Worldwide Corp.	12,180	1,920,786
McDonald’s Corp.	93,038	23,006,437
MGM Resorts International	193,220	8,103,647
Papa John’s International, Inc.	14,251	1,500,345
Planet Fitness, Inc. (Class A Stock)*	16,371	1,383,022
Red Robin Gourmet Burgers, Inc.*	148,744	2,507,824
Starbucks Corp.	244,420	22,234,887
Vail Resorts, Inc.	10,597	2,758,081
Whitbread PLC (United Kingdom)*	14,121	526,305
Wingstop, Inc.(a)	9,135	1,071,992
Wynn Resorts Ltd.*(a)	56,629	4,515,596
		186,391,807

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables — 0.3%
Meritage Homes Corp.*	38,977	$3,088,148
NVR, Inc.*	1,769	7,902,601
Panasonic Holdings Corp. (Japan)	1,335,800	12,949,899
Persimmon PLC (United Kingdom)	407,227	11,450,858
Sony Group Corp. (Japan)	186,800	19,234,096
Tempur Sealy International, Inc.(a)	81,120	2,264,870
		56,890,472
Household Products — 0.3%
Kimberly-Clark Corp.	52,444	6,459,003
Procter & Gamble Co. (The)	352,164	53,810,659
		60,269,662
Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	378,400	5,411,379
Vistra Corp.	61,388	1,427,271
		6,838,650
Industrial Conglomerates — 1.0%
DCC PLC (United Kingdom)	131,026	10,222,126
General Electric Co.	557,097	50,974,375
Honeywell International, Inc.	189,635	36,899,178
Melrose Industries PLC (United Kingdom)	6,992,757	11,337,754
Roper Technologies, Inc.(a)	54,075	25,535,837
Siemens AG (Germany)	341,505	47,087,056
		182,056,326
Insurance — 2.1%
AIA Group Ltd. (Hong Kong)	632,200	6,600,362
American International Group, Inc.	505,603	31,736,700
Arch Capital Group Ltd.*	42,874	2,075,959
Assurant, Inc.	68,821	12,513,723
AXA SA (France)	1,160,330	33,908,394
Axis Capital Holdings Ltd.	85,045	5,142,671
Chubb Ltd.	144,540	30,917,106
CNA Financial Corp.	10,840	527,041
Definity Financial Corp. (Canada)(a)	114,914	2,935,011
Direct Line Insurance Group PLC (United Kingdom)	1,862,758	6,734,456
Fidelity National Financial, Inc.	41,778	2,040,438
First American Financial Corp.	40,357	2,615,941
Hanover Insurance Group, Inc. (The)	13,086	1,956,619
Hartford Financial Services Group, Inc. (The)	272,947	19,600,324
Kemper Corp.	44,945	2,541,190
Manulife Financial Corp. (Canada)	641,100	13,671,740
Markel Corp.*	1,604	2,366,285
Marsh & McLennan Cos., Inc.	81,277	13,851,226
MetLife, Inc.	222,515	15,638,354
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	116,842	31,256,180
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	10,310,000	10,481,558
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	771,500	$5,424,079
RenaissanceRe Holdings Ltd. (Bermuda)	117,667	18,651,396
Sampo OYJ (Finland) (Class A Stock)	437,031	21,365,047
Selective Insurance Group, Inc.(a)	51,644	4,614,908
Storebrand ASA (Norway)	1,589,731	15,886,394
Sun Life Financial, Inc. (Canada)	453,273	25,307,728
Tokio Marine Holdings, Inc. (Japan)	341,200	19,798,454
Zurich Insurance Group AG (Switzerland)	47,853	23,568,093
		383,727,377
Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	38,199	106,244,789
Alphabet, Inc. (Class C Stock)*	62,505	174,575,840
IAC/InterActiveCorp*(a)	23,508	2,357,382
Meta Platforms, Inc. (Class A Stock)*(a)	430,617	95,751,996
NAVER Corp. (South Korea)	40,936	11,424,553
Pinterest, Inc. (Class A Stock)*	70,532	1,735,793
Snap, Inc. (Class A Stock)*(a)	132,643	4,773,822
Tencent Holdings Ltd. (China)	106,900	4,988,064
Vimeo, Inc.*(a)	38,164	453,388
Z Holdings Corp. (Japan)	1,612,700	7,033,438
ZoomInfo Technologies, Inc.*	15,500	925,970
		410,265,035
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	29,689	3,230,163
Amazon.com, Inc.*(a)	72,410	236,052,980
ASOS PLC (United Kingdom)*	314,937	6,620,315
Coupang, Inc. (South Korea)*(a)	92,033	1,627,143
DoorDash, Inc. (Class A Stock)*(a)	18,149	2,126,881
JD.com, Inc. (China) (Class A Stock)*	5,090	146,771
RealReal, Inc. (The)*(a)	366,322	2,659,498
THG PLC (United Kingdom)*	578,211	703,990
Wayfair, Inc. (Class A Stock)*(a)	15,734	1,743,013
Zalando SE (Germany), 144A*	195,857	9,913,451
		264,824,205
IT Services — 2.2%
Accenture PLC (Class A Stock)	155,912	52,578,204
Adyen NV (Netherlands), 144A*	3,048	6,036,983
Affirm Holdings, Inc.*(a)	52,075	2,410,031
Amadeus IT Group SA (Spain)*	129,323	8,433,253
Block, Inc.*	55,992	7,592,515
Cloudflare, Inc. (Class A Stock)*	22,234	2,661,410
Cognizant Technology Solutions Corp. (Class A Stock)	101,965	9,143,201
Euronet Worldwide, Inc.*	25,831	3,361,905
Fidelity National Information Services, Inc.	215,100	21,600,342
Fiserv, Inc.*	421,388	42,728,743
FleetCor Technologies, Inc.*	98,312	24,485,587
Global Payments, Inc.	182,024	24,908,164

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
GoDaddy, Inc. (Class A Stock)*	25,380	$2,124,306
Mastercard, Inc. (Class A Stock)	133,927	47,862,831
MongoDB, Inc.*	11,693	5,186,898
NTT Data Corp. (Japan)	1,374,000	26,990,332
Okta, Inc.*	15,419	2,327,652
PayPal Holdings, Inc.*	49,096	5,677,952
Snowflake, Inc. (Class A Stock)*	30,766	7,049,413
Twilio, Inc. (Class A Stock)*	25,207	4,154,366
VeriSign, Inc.*	59,169	13,162,736
Visa, Inc. (Class A Stock)(a)	307,819	68,265,019
WEX, Inc.*	12,817	2,287,194
		391,029,037
Leisure Products — 0.0%
Mattel, Inc.*	72,960	1,620,442
Peloton Interactive, Inc. (Class A Stock)*(a)	235,488	6,221,593
		7,842,035
Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.*	52,026	722,121
Agilent Technologies, Inc.	140,314	18,567,751
Avantor, Inc.*(a)	112,163	3,793,353
Bruker Corp.(a)	59,659	3,836,074
Danaher Corp.	120,295	35,286,132
Evotec SE (Germany)*	216,673	6,381,118
Illumina, Inc.*(a)	12,900	4,507,260
Repligen Corp.*(a)	7,552	1,420,456
Thermo Fisher Scientific, Inc.(a)	81,672	48,239,567
West Pharmaceutical Services, Inc.	12,500	5,133,875
		127,887,707
Machinery — 0.9%
AGCO Corp.(a)	28,910	4,221,727
Alamo Group, Inc.	8,790	1,263,914
Alfa Laval AB (Sweden)	23,612	808,938
Caterpillar, Inc.	19,631	4,374,179
Chart Industries, Inc.*(a)	7,860	1,350,112
Colfax Corp.*(a)	39,238	1,561,280
Cummins, Inc.	95,776	19,644,615
Deere & Co.	2,323	965,114
Epiroc AB (Sweden) (Class A Stock)	163,311	3,482,626
Epiroc AB (Sweden) (Class B Stock)	53,494	964,660
Fortive Corp.	161,934	9,866,639
Graco, Inc.	16,200	1,129,464
Helios Technologies, Inc.	42,478	3,408,860
Hillenbrand, Inc.	25,335	1,119,047
Ingersoll Rand, Inc.(a)	311,822	15,700,238
KION Group AG (Germany)	199,969	13,210,192
Knorr-Bremse AG (Germany)	66,892	5,131,107
Metso Outotec OYJ (Finland)	243,234	2,053,554
Middleby Corp. (The)*	28,388	4,653,929
Mueller Water Products, Inc. (Class A Stock)	246,893	3,189,858
Otis Worldwide Corp.	137,964	10,616,330
PACCAR, Inc.	234,256	20,630,926
Parker-Hannifin Corp.	37,067	10,518,132
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Sandvik AB (Sweden)	165,396	$3,512,413
SMC Corp. (Japan)	11,900	6,657,065
THK Co. Ltd. (Japan)	246,400	5,434,018
Timken Co. (The)(a)	15,713	953,779
Toro Co. (The)	19,976	1,707,748
Weir Group PLC (The) (United Kingdom)(a)	139,635	2,986,041
		161,116,505
Media — 0.6%
Cable One, Inc.(a)	2,720	3,982,733
Charter Communications, Inc. (Class A Stock)*(a)	62,591	34,144,642
Comcast Corp. (Class A Stock)	516,017	24,159,916
CyberAgent, Inc. (Japan)	1,065,500	13,217,119
Liberty Broadband Corp. (Class C Stock)*	85,221	11,532,106
Stroeer SE & Co. KGaA (Germany)	95,494	6,589,611
WPP PLC (United Kingdom)	1,258,224	16,512,782
		110,138,909
Metals & Mining — 1.1%
Alrosa PJSC (Russia)^	1,452,310	2
Anglo American PLC (South Africa)	13,190	692,507
Antofagasta PLC (Chile)	770,058	16,793,935
BHP Group Ltd. (Australia) (XASX)	613,006	23,472,457
BHP Group Ltd. (Australia) (XLON)	660,395	25,610,323
Boliden AB (Sweden)	157,376	7,940,083
Carpenter Technology Corp.	60,170	2,525,937
Constellium SE*	64,686	1,164,348
ERO Copper Corp. (Brazil)*	26,249	384,449
Franco-Nevada Corp. (Canada)	13,309	2,117,900
Granges AB (Sweden)	107,170	1,050,641
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	385,334	2,300,574
IGO Ltd. (Australia)	3,139,401	32,826,541
Impala Platinum Holdings Ltd. (South Africa)	17,248	265,873
K92 Mining, Inc. (Canada)*	283,125	2,069,962
Karora Resources, Inc. (Canada)*	258,720	1,316,209
MMC Norilsk Nickel PJSC (Russia)^	6,414	—
Nippon Steel Corp. (Japan)	90,800	1,601,676
Norsk Hydro ASA (Norway)	89,209	868,274
Northern Star Resources Ltd. (Australia)	363,951	2,920,872
Nucor Corp.(a)	22,118	3,287,841
OZ Minerals Ltd. (Australia)	82,021	1,621,586
Perseus Mining Ltd. (Australia)	1,977,028	2,889,530
Polyus PJSC (Russia)^	6,592	—
Reliance Steel & Aluminum Co.	50,590	9,275,676
Rhyolite Resources Ltd. (Canada)*^	378,990	177,831
Rio Tinto Ltd. (Australia)	93,580	8,320,473
Rio Tinto PLC (Australia)	42,457	3,372,782
Royal Gold, Inc.	2,542	359,134
Sibanye Stillwater Ltd. (South Africa)	250,500	1,018,646
South32 Ltd. (Australia)	3,435,778	12,827,955
Southern Copper Corp. (Peru)	22,012	1,670,711
Steel Dynamics, Inc.(a)	120,174	10,026,117

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Tietto Minerals Ltd. (Australia)*(a)	2,149,667	$835,024
Vale SA (Brazil)	92,273	1,851,255
Victoria Gold Corp. (Canada)*	205,282	2,610,874
Wesdome Gold Mines Ltd. (Canada)*	500,708	6,284,133
Wheaton Precious Metals Corp. (Brazil)	18,389	874,476
		193,226,607
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.(a)	277,856	1,956,106
Franklin BSP Realty Trust, Inc.(a)	95,644	1,337,103
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	34,852	1,653,031
PennyMac Mortgage Investment Trust(a)	116,662	1,970,421
		6,916,661
Multiline Retail — 0.2%
Dollar General Corp.	58,783	13,086,859
Dollar Tree, Inc.*	61,317	9,819,918
Kohl’s Corp.	31,425	1,899,955
Next PLC (United Kingdom)	147,729	11,675,601
Ollie’s Bargain Outlet Holdings, Inc.*(a)	33,581	1,442,640
		37,924,973
Multi-Utilities — 0.8%
Ameren Corp.	246,713	23,131,811
CMS Energy Corp.	321,443	22,481,723
Dominion Energy, Inc.(a)	317,886	27,010,773
Engie SA (France)	1,682,092	22,083,195
National Grid PLC (United Kingdom)	1,153,584	17,805,933
Sempra Energy(a)	138,156	23,226,787
WEC Energy Group, Inc.	145,462	14,518,562
		150,258,784
Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA (Norway)	24,884	928,699
Canadian Natural Resources Ltd. (Canada)	15,477	958,345
Cheniere Energy, Inc.	26,438	3,665,629
Chevron Corp.(a)	202,788	33,019,970
ConocoPhillips	530,290	53,029,000
Devon Energy Corp.	43,054	2,545,783
Enbridge, Inc. (Canada)(a)	8,838	407,343
EOG Resources, Inc.(a)	168,542	20,095,263
EQT Corp.	56,334	1,938,453
Equinor ASA (Norway)	1,016,523	37,820,075
Equitrans Midstream Corp.	529,150	4,466,026
Exxon Mobil Corp.(a)	314,612	25,983,805
Galp Energia SGPS SA (Portugal)	178,266	2,262,281
Hess Corp.	15,126	1,619,087
Lundin Energy AB (Sweden)	25,593	1,080,416
Magnolia Oil & Gas Corp. (Class A Stock)(a)	180,518	4,269,251
Marathon Petroleum Corp.(a)	135,998	11,627,829
Matador Resources Co.	12,240	648,475
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
NAC Kazatomprom JSC (Kazakhstan), GDR	30,256	$960,463
Ovintiv, Inc.(a)	25,755	1,392,573
PDC Energy, Inc.	11,564	840,471
Pioneer Natural Resources Co.(a)	45,354	11,339,861
Shell PLC (Netherlands), ADR	229,578	12,610,720
Targa Resources Corp.(a)	63,664	4,804,722
TC Energy Corp. (Canada)	17,669	996,885
Texas Pacific Land Corp.(a)	853	1,153,350
TotalEnergies SE (France)(a)	609,524	30,791,655
TotalEnergies SE (France), ADR(a)	410,075	20,725,190
		291,981,620
Paper & Forest Products — 0.1%
Mondi PLC (Austria)	43,728	851,912
Stora Enso OYJ (Finland) (Class R Stock)	817,724	15,988,645
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	32,299	626,889
UPM-Kymmene OYJ (Finland)	23,468	764,546
West Fraser Timber Co. Ltd. (Canada) (XTSE)	4,723	388,600
West Fraser Timber Co. Ltd. (Canada) (NYSE)	20,198	1,664,921
		20,285,513
Personal Products — 0.4%
BellRing Brands, Inc.*(a)	42,001	969,383
Estee Lauder Cos., Inc. (The) (Class A Stock)	56,652	15,427,472
L’Oreal SA (France)	54,879	21,988,908
Pola Orbis Holdings, Inc. (Japan)	128,500	1,673,116
Unilever PLC (United Kingdom)	666,268	30,328,095
		70,386,974
Pharmaceuticals — 2.7%
Arvinas, Inc.*(a)	25,013	1,683,375
Astellas Pharma, Inc. (Japan)	1,622,600	25,358,265
AstraZeneca PLC (United Kingdom), ADR(a)	898,078	59,578,494
Bayer AG (Germany)	337,096	23,019,836
Elanco Animal Health, Inc.*(a)	735,744	19,195,561
Eli Lilly & Co.	213,726	61,204,715
GlaxoSmithKline PLC, ADR(a)	397,429	17,312,007
Ipsen SA (France)	66,246	8,287,486
Johnson & Johnson	273,633	48,495,976
Merck & Co., Inc.	93,890	7,703,674
Novartis AG (Switzerland)	389,408	34,125,019
Otsuka Holdings Co. Ltd. (Japan)	306,100	10,572,680
Pacira BioSciences, Inc.*(a)	21,722	1,657,823
Pfizer, Inc.	416,062	21,539,530
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	9,135	299,263
Roche Holding AG (Switzerland)	118,035	46,706,472
Roche Holding AG (Switzerland), ADR(a)	359,305	17,753,260
Sanofi (France)	367,398	37,577,682

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi (France), ADR(a)	288,249	$14,798,704
Zoetis, Inc.	148,744	28,051,631
		484,921,453
Professional Services — 0.4%
ALS Ltd. (Australia)	288,415	2,854,052
Booz Allen Hamilton Holding Corp.	33,910	2,978,654
Clarivate PLC*(a)	42,631	714,496
CoStar Group, Inc.*(a)	75,863	5,053,234
Huron Consulting Group, Inc.*	18,270	836,949
Korn Ferry	20,950	1,360,493
Leidos Holdings, Inc.	34,086	3,681,970
ManTech International Corp. (Class A Stock)	6,007	517,743
Recruit Holdings Co. Ltd. (Japan)	358,000	15,673,160
TechnoPro Holdings, Inc. (Japan)	472,000	12,771,210
Teleperformance (France)	31,778	12,135,998
TransUnion	91,417	9,447,033
Upwork, Inc.*	31,060	721,834
		68,746,826
Real Estate Management & Development — 0.2%
China Resources Mixc Lifestyle Services Ltd. (China), 144A	120,400	591,384
eXp World Holdings, Inc.(a)	14,616	309,421
Fabege AB (Sweden)	68,141	1,006,969
Heiwa Real Estate Co. Ltd. (Japan)	9,500	305,946
Hongkong Land Holdings Ltd. (Hong Kong)	242,300	1,184,736
Howard Hughes Corp. (The)*	13,453	1,393,865
Kojamo OYJ (Finland)	38,916	933,050
Mitsui Fudosan Co. Ltd. (Japan)	929,300	19,816,430
Opendoor Technologies, Inc.*(a)	303,358	2,624,047
Shurgard Self Storage SA (Belgium)	10,359	643,480
St. Joe Co. (The)	72,838	4,314,923
Sun Hung Kai Properties Ltd. (Hong Kong)	78,166	927,388
Tokyo Tatemono Co. Ltd. (Japan)	43,300	647,474
Vonovia SE (Germany)	36,278	1,691,574
Zillow Group, Inc. (Class C Stock)*(a)	12,058	594,339
		36,985,026
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)(a)	102,725	8,478,922
Central Japan Railway Co. (Japan)	69,000	8,977,831
CSX Corp.	205,203	7,684,852
Lyft, Inc. (Class A Stock)*	14,129	542,554
Norfolk Southern Corp.	50,602	14,432,702
Ryder System, Inc.(a)	45,189	3,584,843
Saia, Inc.*	16,350	3,986,457
Uber Technologies, Inc.*	168,574	6,014,720
Union Pacific Corp.	3,014	823,455
XPO Logistics, Inc.*(a)	5,786	421,221
		54,947,557
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.*	587,176	$64,201,824
ASML Holding NV (Netherlands)	53,260	35,674,313
Broadcom, Inc.	125,452	78,994,615
CMC Materials, Inc.	13,520	2,506,608
Entegris, Inc.	53,760	7,056,538
KLA Corp.	70,796	25,915,584
Lattice Semiconductor Corp.*	41,291	2,516,686
Marvell Technology, Inc.	146,520	10,506,949
NVIDIA Corp.(a)	432,642	118,050,696
NXP Semiconductors NV (China)(a)	112,112	20,749,689
ON Semiconductor Corp.*	103,969	6,509,499
QUALCOMM, Inc.	262,878	40,173,016
Renesas Electronics Corp. (Japan)*	620,200	7,199,821
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,527,749	52,082,929
Texas Instruments, Inc.	16,966	3,112,922
Tokyo Electron Ltd. (Japan)	37,200	19,114,565
Wolfspeed, Inc.*(a)	17,568	2,000,292
		496,366,546
Software — 3.6%
Anaplan, Inc.*	27,893	1,814,440
AppLovin Corp. (Class A Stock)*(a)	9,744	536,602
Avalara, Inc.*	26,999	2,686,671
Bill.com Holdings, Inc.*(a)	12,325	2,795,187
Black Knight, Inc.*	35,779	2,074,824
Cadence Design Systems, Inc.*	36,900	6,068,574
Citrix Systems, Inc.	45,008	4,541,307
CommVault Systems, Inc.*	29,715	1,971,590
Coupa Software, Inc.*	11,096	1,127,686
Crowdstrike Holdings, Inc. (Class A Stock)*	26,218	5,953,583
Datadog, Inc. (Class A Stock)*	37,759	5,719,356
DocuSign, Inc.*	27,145	2,907,772
Dynatrace, Inc.*	12,423	585,123
Fair Isaac Corp.*	1,583	738,406
Five9, Inc.*(a)	30,141	3,327,566
Fortinet, Inc.*	16,158	5,521,835
HashiCorp, Inc. (Class A Stock)*(a)	11,014	594,756
HubSpot, Inc.*(a)	11,241	5,338,801
Intuit, Inc.	38,762	18,638,320
Manhattan Associates, Inc.*	11,206	1,554,384
Microsoft Corp.	1,217,963	375,510,173
NortonLifeLock, Inc.(a)	563,675	14,948,661
Palantir Technologies, Inc. (Class A Stock)*(a)	99,541	1,366,698
Palo Alto Networks, Inc.*	12,103	7,534,239
Paylocity Holding Corp.*	22,689	4,668,716
RingCentral, Inc. (Class A Stock)*	12,913	1,513,533
salesforce.com, Inc.*	289,342	61,433,093
SAP SE (Germany)	169,799	18,870,858
Splunk, Inc.*	23,625	3,510,911
SPS Commerce, Inc.*	13,707	1,798,358
SS&C Technologies Holdings, Inc.	39,426	2,957,739
Synopsys, Inc.*	68,896	22,960,970
Trade Desk, Inc. (The) (Class A Stock)*	58,002	4,016,639
UiPath, Inc. (Class A Stock)*(a)	53,939	1,164,543
Unity Software, Inc.*(a)	10,268	1,018,688

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
VMware, Inc. (Class A Stock)	17,820	$2,029,163
Workday, Inc. (Class A Stock)*	82,093	19,657,990
Workiva, Inc.*(a)	10,200	1,203,600
Zendesk, Inc.*	26,635	3,203,924
Zoom Video Communications, Inc. (Class A Stock)*	220,598	25,860,704
Zscaler, Inc.*	4,750	1,146,080
		650,872,063
Specialty Retail — 1.0%
AutoZone, Inc.*	5,585	11,418,979
Burlington Stores, Inc.*(a)	63,631	11,591,659
Carvana Co.*(a)	18,660	2,225,951
Five Below, Inc.*(a)	21,072	3,337,173
Floor & Decor Holdings, Inc. (Class A Stock)*	17,990	1,457,190
GameStop Corp. (Class A Stock)*(a)	5,840	972,827
Home Depot, Inc. (The)	182,031	54,487,339
Kingfisher PLC (United Kingdom)	4,589,024	15,370,352
Lowe’s Cos., Inc.	93,082	18,820,250
Monro, Inc.	11,449	507,649
Murphy USA, Inc.	25,457	5,090,382
O’Reilly Automotive, Inc.*	24,771	16,967,144
RH*	4,141	1,350,339
Ross Stores, Inc.	147,454	13,338,689
TJX Cos., Inc. (The)	153,438	9,295,274
Ulta Beauty, Inc.*	18,501	7,367,468
Williams-Sonoma, Inc.(a)	4,750	688,750
		174,287,415
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	2,486,513	434,170,035
Dell Technologies, Inc. (Class C Stock)*	14,616	733,577
Pure Storage, Inc. (Class A Stock)*	401,531	14,178,060
Samsung Electronics Co. Ltd. (South Korea)	521,106	29,804,590
		478,886,262
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.*(a)	58,465	3,004,516
Deckers Outdoor Corp.*	3,145	861,007
Dr. Martens PLC (United Kingdom)	1,500,473	4,651,376
EssilorLuxottica SA (France)	77,694	14,238,581
Kering SA (France)	15,914	10,061,244
Lululemon Athletica, Inc.*	44,309	16,182,976
Moncler SpA (Italy)	214,434	11,907,727
NIKE, Inc. (Class B Stock)	252,145	33,928,631
Samsonite International SA, 144A*	2,385,600	5,350,372
Steven Madden Ltd.	36,541	1,411,944
		101,598,374
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	189,403	2,060,705
Housing Development Finance Corp. Ltd. (India)	350,380	11,001,659
PennyMac Financial Services, Inc.(a)	60,999	3,245,147
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
WSFS Financial Corp.(a)	70,839	$3,302,514
		19,610,025
Tobacco — 0.2%
Altria Group, Inc.	304,320	15,900,720
Philip Morris International, Inc.	142,722	13,407,305
		29,308,025
Trading Companies & Distributors — 0.4%
Air Lease Corp.	57,406	2,563,178
Ashtead Group PLC (United Kingdom)	282,953	17,884,673
Bunzl PLC (United Kingdom)	224,675	8,769,357
GMS, Inc.*	40,926	2,036,887
Mitsubishi Corp. (Japan)	357,700	13,419,767
Rush Enterprises, Inc. (Class A Stock)(a)	70,432	3,585,693
SiteOne Landscape Supply, Inc.*	6,943	1,122,614
Sumitomo Corp. (Japan)	758,700	13,111,532
United Rentals, Inc.*	5,136	1,824,359
		64,318,060
Water Utilities — 0.0%
California Water Service Group	34,152	2,024,531
Wireless Telecommunication Services — 0.3%
SoftBank Group Corp. (Japan)	146,600	6,591,705
T-Mobile US, Inc.*(a)	300,129	38,521,557
Vodafone Group PLC (United Kingdom), ADR(a)	957,305	15,910,409
		61,023,671

Total Common Stocks (cost $7,483,290,585)		9,494,426,865
Preferred Stocks — 0.1%
Communications Equipment — 0.0%
2020 Cash Mandatory Exchangeable Trust, 144A, CVT, 5.250%, Maturing 06/01/23	594	663,795
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 08/15/23(a)	22,918	1,280,429
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	57,093	2,977,400
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	41,248	2,252,553
		6,510,382
Health Care Equipment & Supplies — 0.0%
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	1,176	1,857,186
Life Sciences Tools & Services — 0.0%
Avantor, Inc., Series A, CVT, 6.250%, Maturing 05/15/22	22,935	2,374,461

Total Preferred Stocks (cost $8,714,118)		11,405,824

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 2.0%
Automobiles — 0.6%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class C
1.590%	10/20/25	3,525	$3,482,272
Series 2020-01, Class D
1.800%	12/18/25	3,405	3,321,948
Series 2021-01, Class C
0.890%	10/19/26	3,770	3,581,076
Series 2021-02, Class C
1.010%	01/19/27	5,125	4,813,985
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-2A, Class A, 144A
2.970%	03/20/24	3,118	3,129,500
Series 2018-02A, Class A, 144A
4.000%	03/20/25	8,675	8,810,902
Series 2020-01A, Class B, 144A
2.680%	08/20/26	1,395	1,338,504
CarMax Auto Owner Trust,
Series 2020-01, Class D
2.640%	07/15/26	7,660	7,584,009
Series 2021-01, Class C
0.940%	12/15/26	1,920	1,798,675
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	10,040	9,630,266
Drive Auto Receivables Trust,
Series 2021-01, Class D
1.450%	01/16/29	2,780	2,677,480
Enterprise Fleet Financing LLC,
Series 2019-01, Class A2, 144A
2.980%	10/20/24	117	116,921
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	498	488,005
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26	9,120	8,944,207
Series 2021-02A, Class C
0.980%	06/15/26	2,150	2,096,100
Series 2021-04A, Class C
1.460%	10/15/27	4,645	4,432,943
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	5,865	5,845,245
Series 2020-02, Class C, 144A
1.740%	04/15/33	4,520	4,198,487
Series 2021-02, Class C, 144A
2.110%	05/15/34	4,000	3,739,849
GM Financial Automobile Leasing Trust,
Series 2020-01, Class C
2.040%	12/20/23	1,620	1,622,034
Series 2021-02, Class C
1.010%	05/20/25	385	370,441
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	740	720,590
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	2,315	$2,307,890
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	1,652	1,619,942
Santander Drive Auto Receivables Trust,
Series 2021-03, Class D
1.330%	09/15/27	4,910	4,701,453
Santander Retail Auto Lease Trust,
Series 2019-C, Class D, 144A
2.880%	06/20/24	3,525	3,537,651
Series 2020-A, Class C, 144A
2.080%	03/20/24	5,595	5,578,820
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,645,278
			103,134,473
Collateralized Loan Obligations — 0.9%
522 Funding CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month Term SOFR + 1.330% (Cap N/A, Floor 1.330%)
1.552%(c)	04/15/35	10,730	10,651,175
AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.267%(c)	12/02/34	9,800	9,694,263
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL04, Class A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.747%(c)	11/15/36	4,805	4,755,120
BDS Ltd. (Cayman Islands),
Series 2021-FL10, Class A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.818%(c)	12/16/36	11,220	11,095,411
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.444%(c)	07/20/34	4,925	4,868,205
Series 2021-25A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.943%(c)	01/15/35	4,900	4,837,213
CBAM Ltd. (Cayman Islands),
Series 2019-09A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	02/12/30	1,765	1,758,485
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.324%(c)	04/20/34	3,870	3,807,999
Series 2019-05A, Class A1R1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.377%(c)	01/15/35	11,065	10,932,731
Series 2020-03A, Class A1R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.384%(c)	10/20/34	4,220	4,169,754
A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Invesco CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.361%(c)	07/15/34	4,820	$4,751,807
Kings Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.478%(c)	01/21/35	11,075	10,940,726
KKR CLO Ltd. (Cayman Islands),
Series 29A, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.741%(c)	01/15/32	4,945	4,885,764
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.424%(c)	07/20/34	3,360	3,325,501
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.311%(c)	07/15/33	5,830	5,768,463
Magnetite Ltd. (Cayman Islands),
Series 2020-25A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.458%(c)	01/25/32	3,560	3,539,620
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.281%(c)	04/15/34	4,435	4,384,908
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-32A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
1.238%(c)	01/20/32	8,580	8,464,268
Series 2021-40A, Class A, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.301%(c)	04/16/33	2,485	2,459,176
Series 2021-43A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.371%(c)	07/17/35	2,985	2,951,151
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.374%(c)	07/20/29	4,460	4,448,464
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	07/17/29	5,886	5,861,825
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	07/15/34	4,120	4,077,294
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.382%(c)	01/15/35	5,140	5,082,796
Peace Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.384%(c)	10/20/34	5,955	5,884,474
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.891%(c)	01/16/32	6,375	$6,324,272
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.334%(c)	04/20/33	2,535	2,510,605
			152,231,470
Credit Cards — 0.0%
American Express Credit Account Master Trust,
Series 2017-07, Class B
2.540%	05/15/25	2,785	2,797,277
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-A, Class A3
3.010%	04/15/24	534	537,182
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	2,455	2,287,522
			2,824,704
Other — 0.2%
CF Hippolyta LLC,
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	608	564,556
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,527	2,515,502
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	3,416	3,200,163
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	4,035	3,618,955
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,717	1,557,216
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	215	214,799
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	781	754,065
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	1,627	1,535,376
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	1,684	1,677,043
Navigator Aircraft ABS Ltd.,
Series 2021-01, Class A, 144A
2.771%	11/15/46	6,394	5,888,136
Planet Fitness Master Issuer LLC,
Series 2022-01A, Class A2I, 144A
3.251%	12/05/51	1,980	1,880,272
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/24	4,675	4,713,843

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	4,079	$3,661,568
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	885	882,001
			32,663,495
Residential Mortgage-Backed Securities — 0.0%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT03, Class A, 144A
3.500%(cc)	01/28/58	737	726,193
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	180	177,656
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL04, Class A, 144A
3.500%(cc)	01/28/55	282	280,645
VCAT LLC,
Series 2021-NPL01, Class A1, 144A
2.289%	12/26/50	509	495,039
			1,679,533
Student Loans — 0.3%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	482	483,612
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	614	616,468
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	3,086	3,057,534
Series 2019-GA, Class A, 144A
2.400%	10/15/68	2,171	2,156,978
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	4,884	4,790,880
Series 2020-CA, Class A2A, 144A
2.150%	11/15/68	3,275	3,148,952
Series 2020-GA, Class A, 144A
1.170%	09/16/69	1,362	1,317,097
Series 2021-A, Class A, 144A
0.840%	05/15/69	1,342	1,281,293
Series 2021-EA, Class A, 144A
0.970%	12/16/69	2,308	2,172,423
Series 2021-FA, Class A, 144A
1.110%	02/18/70	1,539	1,434,328
Navient Student Loan Trust,
Series 2018-01A, Class A2, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.807%(c)	03/25/67	800	798,934
Series 2018-02A, Class A2, 144A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
0.837%(c)	03/25/67	1,707	1,703,620
Nelnet Student Loan Trust,
Series 2020-01A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
1.197%(c)	03/26/68	1,677	1,664,733
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2015-C, Class A3, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.347%(c)	08/16/32	4,133	$4,162,512
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	448	444,111
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	1,134	1,114,061
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	690	680,716
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	4,179	4,189,929
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
1.117%(c)	01/15/37	2,243	2,230,608
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	2,893	2,906,759
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	1,505	1,452,622
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	2,119	2,016,222
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	6,764	6,220,046
Series 2021-B, Class A, 144A
1.310%	07/17/51	7,121	6,768,714
			56,813,152

Total Asset-Backed Securities (cost $360,653,100)			352,144,104
Commercial Mortgage-Backed Securities — 1.2%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.547%(c)	04/15/34	5,045	4,924,358
Ashford Hospitality Trust,
Series 2018-ASHF, Class B, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.647%(c)	04/15/35	3,185	3,117,392
Austin Fairmont Hotel Trust,
Series 2019-FAIR, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.447%(c)	09/15/32	5,000	4,946,930
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2021-JACX, Class B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.847%(c)	09/15/38	1,985	1,958,831
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	2,001,561
Series 2019-BN21, Class AS
3.093%	10/17/52	4,045	3,930,096
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class B
3.152%(cc)	04/15/53	4,000	3,730,429

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	$2,221,243
Series 2019-B12, Class XA, IO
1.061%(cc)	08/15/52	12,598	661,920
Series 2019-B14, Class XA, IO
0.782%(cc)	12/15/62	13,070	523,480
Series 2020-B17, Class XA, IO
1.418%(cc)	03/15/53	11,607	870,343
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.947%(c)	08/15/38	3,590	3,500,105
BX Commercial Mortgage Trust,
Series 2019-IMC, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.697%(c)	04/15/34	9,770	9,611,489
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
1.049%(c)	05/15/38	700	682,475
BX Trust,
Series 2018-BILT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.197%(c)	05/15/30	5,200	5,128,049
Series 2021-ARIA, Class B, 144A, 1 Month LIBOR + 1.297% (Cap N/A, Floor 1.297%)
1.694%(c)	10/15/36	2,680	2,625,350
Series 2021-MFM01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.097%(c)	01/15/34	691	676,003
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class AS
3.116%	11/15/52	9,790	9,533,903
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	1,500	1,470,573
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.347%(c)	11/15/36	692	684,204
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,027,106
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,190,286
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,179,413
Series 2015-GC29, Class XA, IO
1.021%(cc)	04/10/48	6,913	176,053
Series 2015-GC33, Class XA, IO
0.881%(cc)	09/10/58	6,651	169,860
Series 2016-P06, Class XA, IO
0.570%(cc)	12/10/49	5,036	112,971
Series 2018-B02, Class C
4.671%(cc)	03/10/51	2,545	2,548,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Cold Storage Trust,
Series 2020-ICE05, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.133%)
1.697%(c)	11/15/37	3,691	$3,639,471
Commercial Mortgage Trust,
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	173	173,460
Series 2014-CR17, Class XA, IO
0.957%(cc)	05/10/47	4,108	65,708
Series 2014-LC17, Class XA, IO
0.702%(cc)	10/10/47	4,061	56,282
Series 2014-UBS05, Class A4
3.838%	09/10/47	4,400	4,425,512
Series 2014-UBS06, Class XA, IO
0.858%(cc)	12/10/47	4,020	75,129
Series 2015-LC21, Class B
4.334%(cc)	07/10/48	3,055	3,080,185
Series 2015-LC23, Class A2
3.221%	10/10/48	4,445	4,420,038
Series 2015-PC01, Class B
4.324%(cc)	07/10/50	1,505	1,500,485
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	1,832,807
Series 2020-CBM, Class C, 144A
3.402%	02/10/37	10,025	9,595,783
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.377%(c)	05/15/36	300	298,380
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A4
4.053%	03/15/52	4,305	4,439,931
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.530%(cc)	10/10/34	2,820	2,784,222
FHLMC Multifamily Mortgage Trust,
Series 2019-K92, Class B, 144A
4.194%(cc)	05/25/52	1,965	2,004,464
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month LIBOR + 1.334% (Cap N/A, Floor 1.334%)
1.731%(c)	12/15/36	3,415	3,359,322
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
2.030%(c)	12/15/36	3,180	3,121,868
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.997%(c)	05/15/26	3,395	3,352,423
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA, IO
1.220%(cc)	10/10/48	3,694	128,129
Series 2018-GS09, Class AS
4.141%(cc)	03/10/51	2,945	3,024,888

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.700%)
1.497%(c)	01/15/33	1,525	$1,518,695
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.646%(cc)	04/15/47	789	8,908
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C06, Class AS
4.117%	05/15/45	1,928	1,926,418
Series 2012-CBX, Class AS
4.271%	06/15/45	200	200,140
Series 2013-C16, Class AS
4.517%	12/15/46	1,154	1,173,961
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	1,400	1,405,431
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,832,777
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	2,000	23,233
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.397%(c)	09/15/29	818	813,505
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.767%(c)	10/15/33	5,195	5,103,557
Series 2022-OPO, Class C, 144A
3.450%(cc)	01/05/39	4,000	3,734,302
KIND Trust,
Series 2021-KIND, Class B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.747%(c)	08/15/38	5,890	5,764,936
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class C, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.397%(c)	12/15/37	1,402	1,370,789
LUXE Trust,
Series 2021-TRIP, Class C, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.147%(c)	10/15/38	5,440	5,363,084
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
1.198%(c)	04/15/38	900	885,356
Series 2021-MHC, Class B, 144A, 1 Month LIBOR + 1.101% (Cap N/A, Floor 1.101%)
1.498%(c)	04/15/38	4,755	4,674,409
MHC Trust,
Series 2021-MHC02, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.697%(c)	05/15/23	4,845	4,696,049
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	827,736
Series 2015-C25, Class XA, IO
1.047%(cc)	10/15/48	4,184	113,537
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.040%(cc)	05/15/48	325	$328,289
Series 2017-ASHF, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.247%(c)	11/15/34	6,393	6,328,272
Series 2017-H01, Class AS
3.773%	06/15/50	3,875	3,865,108
Series 2019-H07, Class A4
3.261%	07/15/52	4,872	4,776,420
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	1,230	1,206,581
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
2.450%(c)	12/15/36	400	395,705
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month LIBOR + 1.995% (Cap N/A, Floor 1.995%)
2.392%(c)	11/15/38	12,910	12,604,512
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.197%(c)	04/15/36	300	295,996
SREIT Trust,
Series 2021-MFP02, Class C, 144A, 1 Month LIBOR + 1.371% (Cap N/A, Floor 1.371%)
1.768%(c)	11/15/36	5,890	5,766,358
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	2,000	1,979,157
Series 2017-C07, Class XA, IO
1.010%(cc)	12/15/50	4,072	172,242
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class ASEC, 144A
4.179%	05/10/63	824	826,016
Series 2012-C03, Class AS, 144A
3.814%	08/10/49	300	300,742
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
0.966%(cc)	11/15/48	3,838	108,503
Series 2015-NXS02, Class C
4.289%(cc)	07/15/58	545	534,771
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,800,588
Series 2018-C46, Class XA, IO
0.935%(cc)	08/15/51	3,681	135,876
Series 2021-FCMT, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.597%(c)	05/15/31	1,083	1,070,853
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,796,145
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	965,633
Series 2014-C24, Class XA, IO
0.845%(cc)	11/15/47	2,364	42,657

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-LC14, Class XA, IO
1.246%(cc)	03/15/47	1,767	$31,203

Total Commercial Mortgage-Backed Securities (cost $217,151,279)			211,349,376
Convertible Bonds — 0.0%
Engineering & Construction — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes
2.875%	03/18/27	400	344,013
Internet — 0.0%
MercadoLibre, Inc. (Brazil),
Sr. Unsec’d. Notes
2.000%	08/15/28	308	854,166
Sea Ltd. (Taiwan),
Sr. Unsec’d. Notes
0.250%	09/15/26	1,680	1,347,941
Snap, Inc.,
Sr. Unsec’d. Notes, 144A
2.625%(s)	05/01/27	1,465	1,250,792
Spotify USA, Inc.,
Gtd. Notes
3.423%(s)	03/15/26	985	843,084
Twitter, Inc.,
Sr. Unsec’d. Notes
3.493%(s)	03/15/26	975	824,383
			5,120,366
Lodging — 0.0%
Huazhu Group Ltd. (China),
Sr. Unsec’d. Notes
3.000%	05/01/26	606	649,041
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	640	577,455
Liberty Broadband Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	09/30/50	470	464,186
			1,041,641

Total Convertible Bonds (cost $7,347,307)			7,155,061
Corporate Bonds — 12.9%
Advertising — 0.2%
Advantage Sales & Marketing, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/15/28(a)	2,585	2,453,748
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29(a)	1,575	1,571,873
7.750%	04/15/28(a)	3,605	3,623,403
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,535	1,519,263
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Advertising (cont’d.)
Lamar Media Corp.,
Gtd. Notes
4.000%	02/15/30		1,089	$1,035,909
4.875%	01/15/29(a)		2,276	2,253,751
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29		295	274,374
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29		4,330	4,087,135
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27(a)		4,460	4,574,126
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24		7,048	7,127,177
				28,520,759
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27(a)		1,230	1,204,625
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
6.750%	01/15/28		250	274,044
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27		1,345	1,339,943
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)		4,185	4,309,142
				7,127,754
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		3,752	3,651,181
4.700%	04/02/27		12,100	12,397,446
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26(a)		1,495	1,374,262
Gtd. Notes, 144A
3.950%	06/15/25		5,446	5,431,247
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		252	266,418
6.150%	09/15/43		277	293,513
7.250%	06/15/37		738	874,172
				24,288,239
Airlines — 0.2%
Air Canada (Canada),
Sr. Sec’d. Notes
4.625%	08/15/29	CAD	915	687,997
Sr. Sec’d. Notes, 144A
4.625%	08/15/29	CAD	1,100	827,101

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	4,320	$5,045,970
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	1,945	1,943,547
5.750%	04/20/29	3,630	3,617,569
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
7.375%	01/15/26(a)	1,750	1,893,473
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)	1,020	1,020,667
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	7,050	7,340,024
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24	1,120	522,974
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29	1,452	1,326,894
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	912	832,400
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	01/15/25(a)	555	552,990
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)	2,390	2,353,195
4.625%	04/15/29	2,590	2,465,677
			30,430,478
Apparel — 0.0%
Crocs, Inc.,
Gtd. Notes, 144A
4.125%	08/15/31	930	785,932
4.250%	03/15/29	2,210	1,960,702
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	1,280	1,179,585
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,675	1,488,286
			5,414,505
Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	5,035	4,687,768
2.450%	03/02/31(a)	1,845	1,686,823
Ford Motor Co.,
Sr. Unsec’d. Notes
6.625%	10/01/28(a)	965	1,056,279
7.450%	07/16/31	185	218,825
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
9.000%	04/22/25(a)	2,801	$3,208,751
9.625%	04/22/30(a)	790	1,030,051
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30(a)	1,275	1,199,814
4.950%	05/28/27	2,150	2,185,892
5.125%	06/16/25	775	794,403
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	2,190	2,197,583
4.300%	07/13/25	4,586	4,652,922
4.350%	04/09/25(a)	2,111	2,150,062
Sr. Unsec’d. Notes
5.100%	01/17/24	8,161	8,445,057
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25	2,166	2,021,216
2.100%	09/15/28	3,357	2,979,874
2.375%	02/10/23	4,526	4,508,811
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.500%	07/15/29(a)	1,275	1,134,617
7.750%	10/15/25	1,040	1,081,651
Sr. Unsec’d. Notes, 144A
5.875%	01/15/28(a)	1,155	1,057,474
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
Sr. Sec’d. Notes, 144A, 6 Month LIBOR + 5.625% (Cap N/A, Floor 6.625%)
6.625%(c)	10/15/26(a)	4,071	3,970,720
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24	2,675	2,646,250
3.200%	09/26/26(a)	16,965	16,634,846
4.625%	11/13/25(a)	2,055	2,126,673
4.750%	11/13/28	4,570	4,808,822
			76,485,184
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,000	960,349
Aptiv PLC,
Gtd. Notes
3.100%	12/01/51(a)	775	616,148
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)	610	632,985
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	735	672,140
Dornoch Debt Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29(a)	840	733,357
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	04/30/31(a)	1,580	1,486,749

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
5.625%	04/30/33(a)	770	$711,246
Gtd. Notes, 144A
5.000%	07/15/29(a)	2,555	2,387,802
5.250%	07/15/31(a)	1,965	1,820,550
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	1,515	1,490,018
Sr. Sec’d. Notes, 144A
5.125%	04/15/29	2,521	2,500,554
7.875%	01/15/29(a)	2,034	2,143,284
			16,155,182
Banks — 2.4%
Banco Davivienda SA (Colombia),
Jr. Sub. Notes, 144A
6.650%(ff)	04/22/31(oo)	2,100	1,934,406
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26	1,400	1,429,213
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)	620	608,736
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.750%(ff)	09/27/24(oo)	800	783,150
7.625%(ff)	01/10/28(oo)	400	395,678
8.375%(ff)	10/14/30(oo)	650	677,929
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30(a)	2,650	2,343,345
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.177%	10/26/31	2,000	1,910,471
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25(a)	730	761,567
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27	5,000	4,532,572
3.490%	05/28/30	6,800	6,566,820
4.175%(ff)	03/24/28	1,000	1,006,940
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29(a)	1,100	1,058,233
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36	990	886,982
Sub. Notes, EMTN
3.733%(ff)	09/25/34	8,100	7,543,291
Bank Muscat SAOG (Oman),
Sr. Unsec’d. Notes, EMTN
4.750%	03/17/26	1,800	1,815,244
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	2,436	2,312,619
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	4,514	$4,169,862
2.972%(ff)	02/04/33	2,180	2,044,714
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	12,615	11,016,984
1.922%(ff)	10/24/31	10,096	8,797,969
2.496%(ff)	02/13/31	26,620	24,426,200
3.194%(ff)	07/23/30	1,450	1,403,942
3.248%	10/21/27(a)	3,837	3,826,415
4.271%(ff)	07/23/29	2,039	2,105,773
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	2,220	2,064,745
2.852%(ff)	05/07/26(a)	3,820	3,713,910
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	2,555	2,595,992
Sub. Notes
4.836%	05/09/28	487	497,625
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33	3,500	3,300,559
5.350%(ff)	11/12/29	200	199,811
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	2,965	2,700,824
2.159%(ff)	09/15/29	2,440	2,175,776
2.591%(ff)	01/20/28	3,980	3,745,147
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	6,000	5,625,479
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	20,000	17,934,938
3.106%(ff)	04/08/26	10,535	10,446,365
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31	8,180	8,083,195
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	3,385	3,230,164
3.244%(ff)	12/20/25(a)	2,430	2,395,348
3.773%(ff)	03/28/25	2,690	2,698,238
3.875%	09/12/23	5	5,048
5.375%	01/12/24	4,250	4,389,340
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)	1,700	1,717,000
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	825	765,335
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	4,265	3,908,797
1.948%(ff)	10/21/27	6,631	6,165,352
2.650%(ff)	10/21/32	3,703	3,363,417
3.102%(ff)	02/24/33	5,285	4,986,931

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.615%(ff)	03/15/28(a)	4,135	$4,135,194
3.691%(ff)	06/05/28(a)	4,174	4,183,709
4.223%(ff)	05/01/29	9,232	9,456,719
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	750	680,733
2.099%(ff)	06/04/26	8,355	7,943,331
4.041%(ff)	03/13/28	454	455,830
4.292%(ff)	09/12/26	365	370,111
4.950%	03/31/30	14,745	15,775,315
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	2,000	1,847,270
3.869%(ff)	03/28/26	1,830	1,839,081
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.764%(ff)	11/19/31	6,503	5,625,143
2.083%(ff)	04/22/26	8,446	8,140,807
2.182%(ff)	06/01/28(a)	5,470	5,134,873
2.522%(ff)	04/22/31	9,752	9,030,261
2.739%(ff)	10/15/30	6,189	5,855,875
2.947%(ff)	02/24/28(a)	4,285	4,181,504
2.963%(ff)	01/25/33(a)	2,980	2,812,405
3.109%(ff)	04/22/51(a)	3,062	2,723,161
Sub. Notes
2.956%(ff)	05/13/31(a)	11,372	10,661,775
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	1,954	1,816,501
3.217%(ff)	04/22/42	1,222	1,125,018
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	18,150	16,979,164
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	6,756	5,826,050
1.928%(ff)	04/28/32	1,537	1,328,331
2.943%(ff)	01/21/33	1,870	1,752,225
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	4,860	4,908,206
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27	6,500	6,330,709
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28	2,690	2,513,123
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	9,140	8,429,088
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	2,215	2,018,424
2.608%(ff)	01/12/28	3,675	3,437,599
2.819%(ff)	01/30/26	3,186	3,097,533
3.971%(ff)	03/30/26	2,205	2,202,811
4.644%(ff)	04/01/31(a)	9,590	9,889,949
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	3,515	$3,236,399
2.746%(ff)	02/11/33	6,685	6,089,133
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	2,583	2,493,825
3.068%(ff)	04/30/41	7,835	7,061,500
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	3,073	2,907,938
2.572%(ff)	02/11/31	19,330	17,961,638
2.879%(ff)	10/30/30	12,745	12,131,102
5.013%(ff)	04/04/51	3,345	3,962,052
Sub. Notes, GMTN
4.300%	07/22/27	3,261	3,388,383
			422,808,189
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	4,158	4,463,424
5.550%	01/23/49	7,181	8,720,415
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29(a)	1,610	1,375,815
			14,559,654
Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	702	702,031
3.750%	05/01/28	9,148	8,962,370
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29	700	708,983
CP Atlas Buyer, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	12/01/28	795	678,547
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	07/15/28	2,115	2,032,451
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29(a)	5,985	5,582,179
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	1,230	1,215,016
6.500%	03/15/27	2,360	2,406,869
			22,288,446
Chemicals — 0.2%
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/28(a)	855	858,251

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		9,560	$9,679,797
GPD Cos., Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26(a)		1,975	2,054,134
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38		1,900	2,106,201
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		1,290	1,254,793
LSF11 A5 HoldCo LLC,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29(a)		1,945	1,809,409
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		260	289,298
Gtd. Notes, EMTN
5.875%	05/18/30		1,000	1,112,682
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.125%	10/15/27(a)		970	975,000
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
4.625%	10/15/25(a)		815	822,924
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48		1,600	1,572,961
PMHC II, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	02/15/30		1,670	1,475,581
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)		1,500	1,404,113
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27		1,330	1,300,891
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)		1,450	1,355,432
				28,071,467
Commercial Services — 0.3%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26	GBP	345	444,027
Abu Dhabi Ports Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
2.500%	05/06/31		2,000	1,848,404
Adani International Container Terminal Pvt Ltd. (India),
Sr. Sec’d. Notes
3.000%	02/16/31		3,072	2,737,658
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29		500	481,069
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
4.200%	08/04/27		740	$726,380
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28(a)		2,265	2,190,476
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.125%	10/15/26(a)		1,990	1,920,267
Albion Financing 2 Sarl (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/27(a)		2,000	1,923,792
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,155	1,169,513
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27		5,245	5,420,779
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		885	862,972
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.750%	07/15/27(a)		790	789,489
5.750%	07/15/27		245	245,244
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28(a)		5,610	5,284,711
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29		2,225	2,239,182
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29(a)		720	681,455
3.750%	10/01/30(a)		410	384,975
4.500%	07/01/28(a)		950	946,939
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29		1,620	1,542,988
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30		1,710	1,713,766
IPD 3 BV (France),
Sr. Sec’d. Notes, 144A
5.500%	12/01/25	EUR	255	282,022
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		2,400	2,255,497
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	07/15/29		1,085	1,081,900
5.625%	10/01/28		910	916,363
Sr. Unsec’d. Notes, 144A
4.750%	07/15/31		230	229,671
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28(a)		1,819	1,781,462

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Sr. Sec’d. Notes, 144A
3.375%	08/31/27	400	$366,790
5.750%	04/15/26(a)	1,805	1,840,920
PROG Holdings, Inc.,
Gtd. Notes, 144A
6.000%	11/15/29(a)	3,045	2,824,986
Rent-A-Center Inc,
Gtd. Notes, 144A
6.375%	02/15/29(a)	2,655	2,432,437
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25(a)	1,265	1,403,017
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36	438	432,625
Sr. Sec’d. Notes, 144A
5.750%	10/10/36	452	447,046
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31	2,353	2,101,821
3.375%	03/22/27	1,519	1,513,566
4.125%	02/02/26	4,121	4,241,252
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)	1,330	1,240,456
WASH Multifamily Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	1,735	1,744,105
ZipRecruiter, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	01/15/30	940	917,711
			61,607,733
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	08/20/50	995	822,690
2.650%	05/11/50	1,979	1,716,030
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
4.000%	07/01/29(a)	2,195	2,143,791
Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30(a)	1,700	1,630,292
Lenovo Group Ltd. (China),
Sr. Unsec’d. Notes
3.421%	11/02/30	800	738,137
Sr. Unsec’d. Notes, 144A
3.421%	11/02/30(a)	555	512,083
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28(a)	3,615	3,696,357
Sr. Sec’d. Notes, 144A
4.875%	02/01/27(a)	760	751,205
			12,010,585
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		50	$48,075
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,350	1,263,517
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27		1,230	1,235,998
Ritchie Bros Holdings Ltd. (Canada),
Gtd. Notes, 144A
4.950%	12/15/29	CAD	830	644,003
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
4.750%	12/15/31(a)		615	599,696
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27(a)		2,230	2,230,230
				6,021,519
Diversified Financial Services — 0.7%
Advisor Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27(a)		1,720	1,850,131
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		3,705	3,425,015
3.000%	10/29/28		1,860	1,714,618
3.500%	01/15/25		595	584,163
4.625%	07/01/22		8,915	8,957,091
4.625%	10/15/27(a)		1,000	1,012,212
4.875%	01/16/24		1,440	1,458,765
6.500%	07/15/25		450	477,238
AG Issuer LLC,
Sr. Sec’d. Notes, 144A
6.250%	03/01/28(a)		1,230	1,230,334
Aretec Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29		3,450	3,319,464
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27		1,449	1,289,084
3.950%	07/01/24		3,781	3,763,180
4.375%	05/01/26		2,895	2,869,137
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		2,499	2,577,024
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)		21,274	21,486,594
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30(a)		1,990	1,923,770
3.900%	01/29/24(a)		1,524	1,548,826
4.250%	04/30/25(a)		5,410	5,558,983

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Cobra AcquisitionCo LLC,
Gtd. Notes, 144A
6.375%	11/01/29	3,140	$2,687,609
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	6,225	6,290,953
4.100%	02/09/27	11,010	11,246,596
4.500%	01/30/26	750	772,908
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/26	1,420	1,378,702
Enact Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25(a)	2,340	2,418,271
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26(a)	1,210	991,615
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40(a)	2,007	1,722,272
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	11/15/29	1,335	1,264,618
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29(a)	1,255	1,190,807
4.375%	05/15/31(a)	330	319,405
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31(a)	3,275	3,021,907
3.200%	04/06/41	1,350	1,218,956
Gtd. Notes, 144A, MTN
2.000%	04/06/28	4,445	4,058,012
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30(a)	1,165	1,030,894
6.500%	05/01/28(a)	2,590	2,441,284
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28(a)	810	745,478
5.500%	03/15/29(a)	2,125	1,985,895
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	1,360	1,259,344
6.625%	01/15/28(a)	275	288,031
7.125%	03/15/26(a)	510	545,204
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	1,925	1,651,527
5.375%	10/15/25(a)	1,260	1,245,325
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25(a)	1,575	1,562,885
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	1,035	$1,050,337
4.375%	03/19/24	1,397	1,421,342
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29(a)	1,595	1,421,880
5.750%	06/15/27(a)	990	920,052
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/50(a)	4,550	3,530,747
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30(a)	815	766,970
			125,495,455
Electric — 0.6%
Acwa Power Management & Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes
5.950%	12/15/39	1,597	1,717,789
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	825	816,029
7.125%(ff)	03/26/79	1,700	1,711,100
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	2,734	2,751,252
4.350%	08/01/28	4,277	4,355,682
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	6,750
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28(a)	465	453,748
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31(a)	2,280	2,076,513
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35(a)	3,057	3,086,168
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	598,138
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34(a)	500	502,467
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	169	173,550
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	1,430	1,420,497
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	850	1,049,713

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51	925	$803,244
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	700	607,877
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	1,495	1,507,344
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	2,000	1,959,415
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37	2,850	2,594,945
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	350	315,096
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	525	472,644
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32(a)	4,395	4,019,934
3.000%	01/15/52(a)	4,040	3,452,372
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	63	63,720
4.500%	09/15/27(a)	3,040	3,030,044
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	1,340	1,362,176
6.625%	01/15/27	567	585,137
Gtd. Notes, 144A
3.875%	02/15/32	2,330	2,058,027
5.250%	06/15/29(a)	925	903,658
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,487	2,496,688
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31	800	802,248
Gtd. Notes, 144A
5.800%	02/03/31	230	230,646
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	1,857	1,669,552
2.500%	02/01/31	3,741	3,218,904
3.950%	12/01/47	1,900	1,574,296
4.550%	07/01/30	3,701	3,672,242
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	345	339,484
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29(a)	2,265	2,223,612
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48	300	334,646
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	3,075	$2,971,391
5.250%	07/01/30(a)	1,370	1,327,242
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	990	931,528
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	1,640	2,027,750
Saudi Electricity Global Sukuk Co. 4 (Saudi Arabia),
Sr. Unsec’d. Notes
4.723%	09/27/28	5,800	6,361,105
Sempra Energy,
Sr. Unsec’d. Notes
3.700%	04/01/29	1,090	1,096,409
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43	605	660,069
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.850%	05/07/44	1,200	1,397,738
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/04/27	700	706,956
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	2,645	2,629,264
TNB Global Ventures Capital Bhd (Malaysia),
Sr. Unsec’d. Notes, EMTN
3.244%	10/19/26	6,400	6,312,360
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	3,295	3,207,571
8.000%(ff)	10/15/26(oo)	2,800	2,817,287
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	4,175	3,944,812
5.500%	09/01/26(a)	975	980,028
5.625%	02/15/27	1,625	1,624,168
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	8,288	8,214,114
			108,227,139
Electronics — 0.1%
AAC Technologies Holdings, Inc. (China),
Sr. Unsec’d. Notes
2.625%	06/02/26	1,175	1,055,620
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25(a)	4,883	4,954,230
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29(a)	825	785,332

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics (cont’d.)
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		2,310	$2,139,938
				8,935,120
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41(a)		560	509,865
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25		870	863,093
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		11,321	9,985,671
				11,358,629
Entertainment — 0.3%
Affinity Gaming,
Sr. Sec’d. Notes, 144A
6.875%	12/15/27		340	332,129
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)		1,430	1,478,012
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		910	853,481
8.125%	07/01/27(a)		4,025	4,317,274
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		1,165	1,178,096
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30		3,075	3,107,897
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)		1,830	1,786,665
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28(a)		770	784,456
Sr. Sec’d. Notes, 144A
5.500%	05/01/25(a)		1,590	1,633,183
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes, 144A
4.500%	03/15/27	EUR	695	727,590
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29		625	592,192
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)		2,550	2,518,044
5.250%	01/15/29(a)		1,120	1,117,485
6.500%	02/15/25(a)		265	278,111
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/29(a)		1,460	1,407,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)	4,425	$4,315,382
Magallanes, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27(a)	2,580	2,576,256
4.054%	03/15/29(a)	1,930	1,939,417
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29(a)	1,530	1,412,572
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27	830	918,315
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
4.875%	11/01/26	870	833,211
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	1,570	1,547,080
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29(a)	3,475	3,641,274
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29(a)	3,525	3,366,462
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	725	750,280
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.750%	12/01/29	1,365	1,279,821
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	690	649,489
			45,341,362
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	1,635	1,503,659
4.375%	08/15/29(a)	1,040	968,739
4.750%	06/15/29(a)	4,280	4,081,977
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28(a)	1,505	1,387,805
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29(a)	1,155	1,035,582
			8,977,762
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26(a)	900	850,233
3.500%	03/15/29	930	839,534
4.625%	01/15/27(a)	430	416,177

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
4.875%	02/15/30(a)	6,330	$6,141,719
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	1,395	1,349,099
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	400	369,064
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31(a)	985	1,016,524
6.875%	01/26/39	270	332,880
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	55	59,235
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26	335	278,068
Tingyi Cayman Islands Holding Corp. (China),
Sr. Unsec’d. Notes
1.625%	09/24/25	930	864,884
United Natural Foods, Inc.,
Gtd. Notes, 144A
6.750%	10/15/28(a)	1,200	1,229,731
			13,747,148
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50	1,500	1,486,395
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.500%	01/15/26(a)	745	749,760
			2,236,155
Gas — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	4,550	4,619,755
4.250%	07/15/27	3,146	3,226,152
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	06/15/23(oo)	815	797,698
Sr. Unsec’d. Notes
3.600%	05/01/30(a)	2,607	2,586,941
			11,230,546
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	1,565	1,545,671
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
2.272%	12/01/28(a)	2,530	2,343,902
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	5,430	5,022,497
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	5,110	$4,754,297
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	2,904	2,627,366
2.250%	09/15/31(a)	1,574	1,392,403
3.300%	09/15/29	1,955	1,908,647
			19,594,783
Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29	930	917,808
Akumin, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	11/01/25(a)	1,480	1,228,701
Cano Health LLC,
Gtd. Notes, 144A
6.250%	10/01/28(a)	2,000	1,932,821
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31(a)	5,245	4,644,403
2.625%	08/01/31(a)	1,595	1,420,071
3.000%	10/15/30(a)	12,420	11,442,827
4.250%	12/15/27	90	90,347
4.625%	12/15/29	2,890	2,919,821
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	04/01/28(a)	680	617,409
Sec’d. Notes, 144A
6.125%	04/01/30(a)	850	793,073
6.875%	04/15/29(a)	2,725	2,667,754
Sr. Sec’d. Notes, 144A
5.250%	05/15/30(a)	1,630	1,565,536
6.000%	01/15/29(a)	1,250	1,264,392
8.000%	12/15/27(a)	1,340	1,421,132
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	305	285,056
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	3,419	3,436,095
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28(a)	330	356,735
5.875%	02/01/29	1,000	1,096,479
Sr. Sec’d. Notes, 144A
3.125%	03/15/27(a)	1,760	1,719,667
3.375%	03/15/29	695	676,382
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	1,280	1,284,003
4.875%	04/01/30	3,098	3,346,486
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27(a)	735	710,941

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28(a)	1,025	$1,013,352
Radiology Partners, Inc.,
Gtd. Notes, 144A
9.250%	02/01/28(a)	3,345	3,360,984
RP Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
5.250%	12/15/25(a)	525	513,463
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26	105	108,455
St. Joseph’s University Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27	8,000	8,122,911
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27(a)	1,245	1,310,807
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	1,880	1,910,921
Sr. Sec’d. Notes, 144A
4.375%	01/15/30	2,535	2,435,540
Sr. Unsec’d. Notes
6.875%	11/15/31	780	844,122
U.S. Renal Care, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	07/15/27	1,250	1,193,618
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30(a)	1,555	1,435,504
2.750%	05/15/40	2,044	1,833,828
3.700%	08/15/49	6,656	6,774,451
4.450%	12/15/48	2,722	3,067,597
			79,763,492
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	1,870	1,718,562
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	190	180,489
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	455	444,800
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	735	746,146
			3,089,997
Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
5.600%	10/23/28	1,095	1,164,776
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.2%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.125%	08/01/26(a)	2,658	$2,845,233
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	872	900,812
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	7,625	7,808,286
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
5.875%	11/01/29(a)	840	807,466
6.750%	10/15/27(a)	4,625	4,573,044
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29(a)	1,850	1,767,247
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.500%	01/15/51	1,315	1,068,979
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25(a)	1,790	1,869,209
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	8,451	8,711,045
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27(a)	2,970	3,003,166
HUB International Ltd.,
Gtd. Notes, 144A
7.000%	05/01/26(a)	3,790	3,836,518
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	5,010	4,883,289
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)	1,512	1,382,224
Ryan Specialty Group LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/01/30	915	868,024
			44,324,542
Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
2.050%	08/15/50	4,695	3,714,469
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28(a)	885	823,910
Sr. Unsec’d. Notes, 144A
6.125%	12/01/28	1,810	1,669,650
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27(a)	1,680	1,688,896
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31(a)	3,150	2,836,130

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
4.125%	08/01/30(a)	3,120	$2,923,554
4.625%	06/01/28(a)	755	731,431
5.625%	02/15/29(a)	1,590	1,579,156
Millennium Escrow Corp.,
Sr. Sec’d. Notes, 144A
6.625%	08/01/26(a)	1,230	1,165,051
Netflix, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/29	2,060	2,333,408
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26(a)	3,595	3,419,201
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.290%	06/03/60	200	151,424
3.840%	04/22/51	200	174,576
Twitter, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	03/01/30	2,580	2,569,092
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25	745	777,332
7.500%	09/15/27(a)	980	1,045,696
8.000%	11/01/26(a)	1,820	1,933,773
			29,536,749
Investment Companies — 0.0%
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29(a)	1,500	1,476,182
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	620	608,981
6.250%	05/15/26(a)	700	718,347
			2,803,510
Iron/Steel — 0.0%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27(a)	2,490	2,487,917
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	2,244	2,357,015
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
7.625%	03/15/30	1,365	1,394,733
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26	1,400	1,426,765
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29	640	607,470
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	500	482,072
			8,755,972
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes, 144A
6.000%	05/01/29(a)		1,465	$1,380,483
Sr. Sec’d. Notes, 144A
4.000%	08/01/28		1,130	1,053,293
Sr. Unsec’d. Notes, 144A
5.750%	03/01/27(a)		3,600	3,431,423
7.625%	03/01/26(a)		3,895	3,921,322
Deuce Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	06/15/27	GBP	440	552,311
Life Time, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	01/15/26		245	244,719
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		1,315	1,249,934
Sr. Sec’d. Notes, 144A
5.875%	02/15/27(a)		975	962,838
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29(a)		795	805,248
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)		235	218,417
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23		180	187,621
Sr. Sec’d. Notes, 144A
10.875%	06/01/23		1,580	1,683,011
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27(a)		2,410	2,303,314
5.500%	08/31/26(a)		2,330	2,264,122
5.500%	04/01/28(a)		3,225	3,081,583
				23,339,639
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.000%	05/01/31		3,615	3,412,326
5.750%	05/01/28(a)		610	631,276
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		115	115,894
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26(a)		2,032	1,918,150
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29(a)		485	413,803
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27(a)		1,450	1,268,170
5.875%	05/15/26		295	269,881
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)		705	681,564

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
6.000%	03/15/23(a)	1,200	$1,227,823
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.375%	06/18/30	600	545,666
5.400%	08/08/28	200	196,924
Studio City Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	01/15/29(a)	425	328,458
6.500%	01/15/28	200	172,092
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	157	157,063
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	1,590	1,433,434
5.500%	10/01/27(a)	415	359,503
			13,132,027
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	1,475	1,420,140
Machinery-Diversified — 0.0%
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29(a)	975	917,812
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28(a)	2,965	2,966,643
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27(a)	3,550	3,523,060
			7,407,515
Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	3,910	3,509,951
5.750%	08/15/29(a)	1,990	1,810,109
Cable One, Inc.,
Gtd. Notes, 144A
4.000%	11/15/30(a)	2,750	2,537,072
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	970	887,664
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	1,180	1,075,549
4.250%	01/15/34	970	841,124
4.500%	08/15/30(a)	3,945	3,704,249
4.500%	06/01/33(a)	2,710	2,432,225
5.000%	02/01/28	710	703,067
5.375%	06/01/29(a)	2,785	2,779,909
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	2,528	2,281,305
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
2.800%	04/01/31	1,780	$1,608,552
3.700%	04/01/51	6,539	5,319,769
3.750%	02/15/28	4,670	4,627,972
4.800%	03/01/50	400	381,159
4.908%	07/23/25	7,980	8,263,027
5.375%	05/01/47	260	265,788
6.484%	10/23/45	1,059	1,206,983
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30(a)	8,470	8,138,915
3.900%	03/01/38	1,876	1,925,629
Gtd. Notes, 144A
2.887%	11/01/51	7,125	6,048,966
2.937%	11/01/56	646	538,754
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	4,785	4,827,951
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)	3,160	2,640,127
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	940	194,365
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	2,060	2,030,785
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(a)	900	766,213
7.375%	07/01/28(a)	805	763,832
7.750%	07/01/26(a)	745	739,455
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	1,290	1,230,877
5.750%	12/01/28	2,185	2,074,371
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	3,075	3,008,184
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30	2,300	2,032,378
Sr. Unsec’d. Notes, 144A
5.500%	01/14/32	8,100	7,298,242
Gray Escrow II, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31(a)	1,220	1,166,939
Gray Television, Inc.,
Gtd. Notes, 144A
7.000%	05/15/27(a)	4,050	4,223,853
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	5,080	5,251,501
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	2,250	2,149,951
6.750%	10/15/27(a)	1,744	1,789,899

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	740	$743,506
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26(a)	590	569,215
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	2,570	2,573,730
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31	375	341,277
4.000%	07/15/28(a)	4,305	4,094,400
4.125%	07/01/30(a)	1,765	1,653,856
5.500%	07/01/29(a)	1,775	1,800,999
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26(a)	3,035	3,124,239
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	2,835	2,698,585
6.625%	06/01/27(a)	880	922,089
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28	975	978,416
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30(a)	525	496,225
Virgin Media Vendor Financing Notes IV DAC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28(a)	2,530	2,428,800
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
4.375%	04/15/29	1,400	1,280,826
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30(a)	3,709	3,862,760
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30(a)	435	405,029
			131,050,613
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29(a)	895	835,423
Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	910	942,447
6.125%	05/15/28	2,470	2,595,221
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	1,755	1,762,854
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27	335	$339,038
Constellium SE,
Gtd. Notes, 144A
5.625%	06/15/28(a)	3,145	3,161,314
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	09/30/29(a)	8,730	8,333,299
3.150%	01/14/30	1,555	1,496,191
3.700%	01/30/50	245	220,649
ERO Copper Corp. (Brazil),
Gtd. Notes, 144A
6.500%	02/15/30(a)	835	814,425
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	3,140	3,491,691
5.450%	03/15/43	1,440	1,615,763
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	1,480	1,552,001
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
6.125%	04/01/29(a)	2,320	2,390,112
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	237,366
Nexa Resources SA (Brazil),
Gtd. Notes
5.375%	05/04/27	200	203,026
6.500%	01/18/28	1,100	1,171,534
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	1,600	1,554,303
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	650	837,151
			32,718,385
Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31	2,780	2,542,990
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
1.700%	03/11/28(a)	1,545	1,422,888
			3,965,878
Oil & Gas — 0.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26(a)	1,510	1,571,269
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	1,390	1,355,446

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/37	95	$106,477
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	480	492,091
5.875%	02/01/29(a)	615	635,383
6.750%	04/15/29(a)	2,265	2,400,816
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	770	777,924
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25(a)	1,075	1,087,532
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	885	871,743
6.750%	03/01/29(a)	2,770	2,851,522
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	05/05/22(oo)	620	622,420
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	12,218	12,204,537
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31(a)	620	561,164
5.875%	05/28/45	2,800	2,450,760
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,435	1,480,621
6.625%	07/15/25	725	754,759
EQT Corp.,
Sr. Unsec’d. Notes
5.000%	01/15/29	805	831,297
7.500%	02/01/30	630	730,459
Gulfport Energy Operating Corp.,
Gtd. Notes, 144A
8.000%	05/17/26	1,085	1,130,898
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	315	388,855
7.300%	08/15/31	460	564,418
7.875%	10/01/29	129	160,134
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)	1,150	1,150,470
6.000%	02/01/31(a)	620	626,857
Independence Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26	2,350	2,364,546
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	3,750	3,115,540
5.750%	04/19/47	2,115	1,874,539
6.375%	10/24/48	255	239,738
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26		800	$785,841
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,500	1,525,724
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26		3,995	4,067,651
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.375%	06/01/26		1,240	1,275,139
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40		305	340,500
6.625%	09/01/30(a)		1,000	1,147,557
7.500%	05/01/31(a)		2,112	2,580,628
7.875%	09/15/31(a)		1,700	2,121,044
8.000%	07/15/25		600	673,621
8.500%	07/15/27		515	609,571
8.875%	07/15/30(a)		1,335	1,716,612
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
6.450%	05/30/44		1,645	1,933,545
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43		3,400	3,619,242
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.500%	06/10/51(a)		1,060	911,600
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27(d)		5,670	374,501
6.000%	05/16/24(d)		19,015	1,291,459
6.000%	11/15/26(d)		6,600	461,471
9.000%	11/17/21(d)		37,670	2,688,723
9.750%	05/17/35(d)		1,875	128,728
12.750%	02/17/22(d)		5,195	358,414
Sr. Sec’d. Notes
8.500%	10/27/20(d)		2,475	408,839
Sr. Sec’d. Notes, 144A
8.500%	10/27/20(d)		1,076	177,659
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		4,675	4,564,357
5.625%	01/23/46		1,000	755,654
6.490%	01/23/27		60	60,867
6.500%	03/13/27		3,755	3,812,128
6.500%	06/02/41		19,402	16,028,922
Gtd. Notes, Series 2013-2
7.190%	09/12/24	MXN	3,700	174,397
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
2.250%	07/12/31		1,400	1,294,276
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		1,330	1,229,562
3.125%	07/12/41		2,565	2,345,989

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29	1,525	$1,671,092
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
3.667%	11/30/27	6,300	6,254,717
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29(a)	995	996,645
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30	3,465	3,172,500
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29	3,600	3,626,801
4.250%	04/16/39	3,200	3,287,008
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	1,110	1,108,705
8.375%	09/15/28(a)	1,180	1,298,854
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49	610	451,340
Gtd. Notes, EMTN
3.500%	10/17/49	3,875	2,867,119
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	5,470	5,487,823
3.700%	09/15/26	4,368	4,379,600
3.700%	03/15/28	4,889	4,807,421
			142,276,061
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	645	652,181
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25(a)	735	741,353
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27	925	929,930
			2,323,464
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29(a)	3,945	3,556,761
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26(a)	1,125	1,122,699
5.375%	01/15/28	2,275	2,280,387
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	100	112,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30(a)	1,290	$1,182,074
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
8.500%	04/15/24	1,295	1,320,022
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25	235	241,133
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33	515	592,116
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27(a)	3,265	3,262,851
			13,670,925
Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26(a)	7,061	7,004,180
3.200%	11/21/29	6,050	5,978,084
3.800%	03/15/25(a)	3,630	3,704,808
4.250%	11/14/28	15,126	15,919,882
4.250%	11/21/49	1,750	1,826,002
4.550%	03/15/35	1,281	1,380,532
4.875%	11/14/48	7,050	8,000,187
AdaptHealth LLC,
Gtd. Notes, 144A
5.125%	03/01/30(a)	335	311,182
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	3,127	2,888,101
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)	3,070	3,061,024
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.250%	05/30/29(a)	1,005	857,954
Sr. Sec’d. Notes, 144A
5.750%	08/15/27(a)	485	478,440
6.125%	02/01/27(a)	840	846,195
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31(a)	4,646	4,110,982
2.823%	05/20/30(a)	8,341	7,933,306
3.700%	06/06/27(a)	10,453	10,609,407
3.794%	05/20/50(a)	3,092	3,001,309
4.685%	12/15/44	362	390,215
BellRing Brands, Inc.,
Gtd. Notes, 144A
7.000%	03/15/30	2,020	2,064,726
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	4,126	4,182,157
4.500%	11/15/44	877	865,680

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.900%	09/15/45	4,265	$4,407,047
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	590	595,089
4.375%	10/15/28	7,890	8,299,029
4.500%	02/25/26	6,280	6,569,087
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27(a)	10,044	9,135,757
3.625%	04/01/27(a)	8,470	8,607,871
4.250%	04/01/50(a)	10,080	10,493,768
5.050%	03/25/48	2,372	2,687,551
5.125%	07/20/45	170	192,375
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	1,380	1,123,228
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	750	707,919
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24	1,400	1,252,512
Option Care Health, Inc.,
Gtd. Notes, 144A
4.375%	10/31/29(a)	1,105	1,040,891
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	1,170	1,114,776
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	750	722,675
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.750%	05/09/27	1,725	1,657,252
6.750%	03/01/28	935	981,149
7.125%	01/31/25(a)	3,860	4,051,102
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27	580	597,793
			149,651,224
Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	1,598	1,606,063
3.400%	02/15/31	2,075	1,964,257
4.450%	07/15/27	1,610	1,646,307
5.950%	06/01/26(a)	8,252	8,912,813
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	1,821	1,711,315
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	4,337	4,323,254
5.125%	06/30/27	1,344	1,433,077
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32(a)	3,550	$3,233,199
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22(oo)	1,090	1,051,557
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	1,280	1,342,130
8.125%	08/16/30	750	922,457
Gtd. Notes, 144A
6.450%	11/03/36	1,150	1,326,516
6.750%	09/15/37	1,035	1,215,115
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25(a)	1,663	1,632,340
4.500%	04/15/24	1,437	1,465,323
5.000%	05/15/50	822	833,460
5.500%	06/01/27(a)	2,693	2,885,751
5.875%	01/15/24	3,115	3,237,332
6.000%	06/15/48	6,606	7,343,625
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	412	405,915
2.600%	10/15/25	1,270	1,218,724
3.450%	10/15/27	527	508,383
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	1,555	1,605,099
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26(a)	2,030	1,994,638
NuStar Logistics LP,
Gtd. Notes
5.750%	10/01/25(a)	735	750,668
6.000%	06/01/26(a)	1,040	1,052,399
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	762	798,532
5.000%	03/15/27	11,446	12,114,683
5.750%	05/15/24(a)	3,260	3,414,257
5.875%	06/30/26	218	235,871
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%	12/15/22(d)(oo)	63	48,828
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28(a)	1,175	1,136,251
6.000%	03/01/27	1,530	1,525,805
6.000%	12/31/30	965	936,371
7.500%	10/01/25(a)	1,755	1,849,995
Targa Resources Corp.,
Gtd. Notes
4.950%	04/15/52	1,560	1,587,652

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32(a)	1,100	$1,055,793
4.875%	02/01/31	310	312,401
5.500%	03/01/30(a)	2,660	2,763,844
6.500%	07/15/27(a)	1,920	2,022,766
6.875%	01/15/29(a)	480	515,112
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30(a)	1,367	1,334,172
4.000%	03/15/28	3,241	3,310,069
4.600%	03/15/48	504	536,088
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	990	962,922
3.875%	11/01/33(a)	1,260	1,204,315
4.125%	08/15/31	1,275	1,251,664
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	4,840	4,901,082
3.900%	01/15/25(a)	3,182	3,225,908
4.000%	09/15/25	1,191	1,208,388
4.300%	03/04/24	505	515,882
5.100%	09/15/45(a)	5,340	5,758,431
5.400%	03/04/44	400	440,314
			110,589,113
Real Estate — 0.1%
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
3.300%	01/12/31	1,500	1,035,944
8.000%	01/27/24	1,000	858,032
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	2,075	2,168,308
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	1,210	1,137,301
5.375%	08/01/28(a)	2,730	2,738,883
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
11.950%	10/22/22(d)	1,550	295,115
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
3.450%	01/11/31	3,175	788,407
5.600%	07/15/26	200	55,600
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25	1,912	754,921
			9,832,511
Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	6,050	5,112,647
3.950%	01/15/27	4,544	4,680,493
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Campus Communities Operating Partnership LP,
Gtd. Notes
2.850%	02/01/30	7,217	$6,774,132
3.300%	07/15/26	3,098	3,078,787
3.625%	11/15/27	2,674	2,655,995
American Finance Trust, Inc./American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	1,505	1,358,389
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29	2,410	2,184,189
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26(a)	7,550	7,355,041
3.650%	02/01/26	5,893	5,973,024
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	2,239	2,255,040
3.850%	02/01/25	2,265	2,288,447
3.900%	03/15/27	7,263	7,309,199
4.050%	07/01/30	1,960	1,966,045
4.125%	06/15/26	4,223	4,313,305
4.125%	05/15/29	4,519	4,628,034
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.100%	04/01/31	9,350	8,099,220
2.250%	01/15/31(a)	1,821	1,604,634
2.900%	03/15/27	1,020	986,139
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27(a)	6,129	6,220,583
3.875%	05/01/24	553	560,711
Extra Space Storage LP,
Gtd. Notes
2.350%	03/15/32(a)	5,475	4,822,021
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	1,198	1,187,474
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25(a)	1,025	1,056,004
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
2.050%	03/15/31(a)	1,675	1,465,745
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	630	597,238
3.250%	07/15/26	642	641,276
3.500%	07/15/29(a)	719	718,299
Highwoods Realty LP,
Sr. Unsec’d. Notes
4.125%	03/15/28	1,586	1,610,305
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	4,284	4,392,816

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	695	$737,187
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	585	549,217
Realty Income Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/27	2,331	2,397,237
4.600%	02/06/24	8,075	8,293,855
4.875%	06/01/26	1,030	1,086,757
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	895	863,864
Gtd. Notes, 144A
4.500%	02/15/29(a)	1,340	1,259,804
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	1,840	1,795,795
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	1,885	1,771,419
2.836%	01/15/50	3,865	3,802,047
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25(a)	1,083	1,136,732
Sr. Unsec’d. Notes
4.350%	10/01/24	2,200	2,126,492
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	07/15/30(a)	3,273	3,086,300
3.300%	01/15/26	1,138	1,145,728
3.500%	09/01/25	2,789	2,815,184
3.800%	07/15/50	3,412	3,357,971
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/25(a)	625	632,660
Sr. Unsec’d. Notes, 144A
4.375%	01/15/27(a)	1,210	1,174,183
XHR LP,
Sr. Sec’d. Notes, 144A
4.875%	06/01/29(a)	1,500	1,459,058
			135,386,722
Retail — 0.3%
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29(a)	1,165	1,008,710
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27	1,275	1,350,670
Gtd. Notes, 144A
6.625%	10/01/30(a)	1,005	1,055,309
9.375%	07/01/25	1,691	1,931,113
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes
6.950%	03/01/33	1,900	$1,961,736
Carvana Co.,
Gtd. Notes, 144A
5.625%	10/01/25	1,745	1,645,289
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25(a)	2,055	2,043,730
8.500%	10/30/25	3,910	4,001,989
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	2,638	2,119,472
JMH Co. Ltd. (Hong Kong),
Gtd. Notes
2.500%	04/09/31(a)	6,720	6,161,824
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29(a)	1,780	1,677,185
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27	355	357,483
3.750%	04/01/32	1,515	1,532,473
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26	2,235	2,148,435
Papa John’s International, Inc.,
Gtd. Notes, 144A
3.875%	09/15/29	3,767	3,447,020
PetSmart, Inc./PetSmart Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/29(a)	4,805	4,962,033
Sr. Sec’d. Notes, 144A
4.750%	02/15/28(a)	1,265	1,223,107
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	2,856	2,870,283
Ross Stores, Inc.,
Sr. Unsec’d. Notes
0.875%	04/15/26	1,301	1,187,904
1.875%	04/15/31(a)	4,501	3,918,763
Specialty Building Products Holdings LLC/SBP Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	09/30/26(a)	1,430	1,446,849
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	2,175	2,017,784
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26(a)	3,720	3,610,686
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	1,300	1,157,192
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31(a)	1,881	1,644,911

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43(a)	1,143	$1,117,374
6.875%	11/15/37	374	416,893
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	520	511,798
			58,528,015
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28(a)	3,070	2,925,742
Semiconductors — 0.1%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	1,355	1,390,026
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
5.350%	03/01/26	2,008	2,122,808
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25	357	346,819
3.150%	05/01/27	733	710,656
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
1.000%	09/28/27	7,100	6,275,861
			10,846,170
Software — 0.2%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,185	1,123,844
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26(a)	805	831,163
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	1,095	1,032,900
Sr. Sec’d. Notes, 144A
3.875%	07/01/28(a)	1,525	1,451,659
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
5.000%	12/15/29(a)	980	926,100
Elastic NV,
Sr. Unsec’d. Notes, 144A
4.125%	07/15/29(a)	2,275	2,116,550
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28(a)	4,550	4,402,106
5.250%	05/15/26(a)	1,195	1,244,650
Minerva Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	5,060	4,908,992
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33(a)	2,740	2,467,033
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
3.625%	09/01/30(a)	350	$328,697
4.000%	11/15/29(a)	670	651,000
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	2,614	2,393,549
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	1,985	1,836,628
ROBLOX Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/30(a)	3,490	3,263,178
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	810	721,489
Twilio, Inc.,
Gtd. Notes
3.875%	03/15/31(a)	2,225	2,070,037
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	09/01/25	125	118,626
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	670	671,369
3.700%	04/01/29	830	831,348
			33,390,918
Telecommunications — 0.7%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28(a)	2,680	2,311,517
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	3,985	3,569,964
5.500%	01/15/28	900	832,808
5.500%	10/15/29(a)	1,395	1,253,026
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27	3,431	3,274,380
2.750%	06/01/31	2,897	2,713,647
4.300%	02/15/30(a)	1,929	2,039,628
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24	800	815,586
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31(a)	2,130	1,965,663
C&W Senior Financing DAC (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,750	1,736,630
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,745	1,778,820
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	4,425	4,415,270

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	855	$823,987
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	2,300	1,839,994
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	2,430	2,521,212
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	1,210	1,213,622
7.000%	10/15/28(a)	1,335	1,337,427
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	940	822,554
4.625%	09/15/27	1,225	1,155,632
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	650	559,381
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	05/05/31	3,525	3,232,704
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.591%	04/03/28	5,585	5,048,641
2.065%	04/03/31	800	722,100
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	2,195	2,056,932
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28	2,950	3,092,437
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
3.200%	03/15/27	2,875	2,830,371
3.800%	03/15/32	2,200	2,182,815
4.550%	03/15/52	1,065	1,070,762
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27(a)	1,350	1,355,657
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	1,001,722
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	4,270	4,944,378
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	395	423,730
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,840	1,863,290
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27(a)	1,200	588,554
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	535	$488,537
2.875%	02/15/31	1,180	1,064,182
Gtd. Notes, 144A
3.500%	04/15/31	1,470	1,385,303
Sr. Sec’d. Notes
3.750%	04/15/27	9,280	9,347,140
3.875%	04/15/30	8,985	9,022,736
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	645	708,980
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28(a)	2,614	2,440,158
2.987%	10/30/56(a)	6,954	5,754,089
3.550%	03/22/51(a)	3,815	3,598,299
4.329%	09/21/28	3,781	3,990,970
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)	710	700,504
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29(a)	865	815,588
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31(a)	3,740	3,520,104
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.250%	09/17/50(a)	1,000	995,358
4.875%	06/19/49	7,020	7,633,874
5.000%	05/30/38	3,678	4,009,933
5.250%	05/30/48	4,235	4,766,692
			127,637,288
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	2,296	2,297,572
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	980	1,103,732
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51	2,725	2,423,219
Cargo Aircraft Management, Inc.,
Gtd. Notes, 144A
4.750%	02/01/28(a)	2,495	2,432,405
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50	1,770	1,354,119
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	525	427,032
4.700%	05/07/50	1,545	1,568,439

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	444	$477,096
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24	635	190,500
			9,976,542
Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	4,445	4,454,234
Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30	2,100	1,995,389
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26(a)	1,235	1,273,158
			3,268,547

Total Corporate Bonds (cost $2,461,747,080)			2,311,297,499
Municipal Bonds — 0.0%
Colorado — 0.0%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	7,015	7,056,245
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	205	229,927

Total Municipal Bonds (cost $7,220,000)			7,286,172
Residential Mortgage-Backed Securities — 1.2%
Angel Oak Mortgage Trust,
Series 2020-03, Class A1, 144A
1.691%(cc)	04/25/65	1,162	1,147,122
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	2,585	2,500,234
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	2,456	2,318,912
Series 2021-04, Class A3, 144A
1.446%(cc)	01/20/65	2,021	1,914,937
Series 2021-06, Class A2, 144A
1.581%(cc)	09/25/66	2,511	2,374,736
Series 2021-06, Class A3, 144A
1.714%(cc)	09/25/66	2,263	2,135,303
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	462	461,514
Barclays Mortgage Loan Trust,
Series 2021-NQM01, Class M1, 144A
2.971%(cc)	09/25/51	6,000	5,536,594
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2020-INV01, Class A2, 144A
2.500%(cc)	04/25/50	3,035	$2,958,843
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	3,667	3,341,837
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	3,172	3,031,888
COLT Mortgage Loan Trust,
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	441	439,582
Series 2021-01, Class A1, 144A
0.910%(cc)	06/25/66	2,975	2,737,146
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.099%(c)	12/25/41	1,863	1,844,671
Series 2022-R03, Class 1M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	03/25/42	3,445	3,450,879
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	181	178,669
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	1,289	1,212,628
Series 2021-02, Class A2, 144A
1.209%(cc)	04/25/66	1,212	1,139,804
Series 2021-04, Class A1, 144A
1.931%(cc)	11/25/66	6,776	6,497,583
Ellington Financial Mortgage Trust,
Series 2020-02, Class A1, 144A
1.178%(cc)	10/25/65	1,988	1,963,829
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	1,672	1,563,649
Series 2021-02, Class A2, 144A
1.085%(cc)	06/25/66	2,250	2,100,865
Series 2021-03, Class A1, 144A
1.241%(cc)	09/25/66	2,214	2,022,751
Series 2021-03, Class A2, 144A
1.396%(cc)	09/25/66	2,260	2,063,716
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.807%(c)	09/25/29	361	357,718
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.557%(c)	11/25/29	6,396	6,324,971
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.457%(c)	02/25/30	128	127,119
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.307%(c)	07/25/30	3,608	3,586,579

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	2	$294
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.899%(c)	08/25/33	1,693	1,681,141
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.899%(c)	11/25/41	5,830	5,544,898
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.999%(c)	12/25/50	156	155,594
Series 2021-DNA01, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.749%(c)	01/25/51	144	143,348
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
1.599%(c)	10/25/41	2,765	2,629,550
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.799%(c)	08/25/33	557	553,906
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	03/25/42	6,365	6,372,743
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.483%(cc)	05/25/48	7,853	7,693,036
Freddie Mac REMICS,
Series 4977, Class IO, IO
4.500%	05/25/50	1,971	291,007
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
2.499%(c)	02/25/42	5,980	5,818,607
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.651%(cc)	12/25/46	1,734	1,719,881
FWD Securitization Trust,
Series 2020-INV01, Class A1, 144A
2.240%(cc)	01/25/50	1,407	1,389,687
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	503	501,270
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	547	547,566
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	209	207,830
GCAT Trust,
Series 2021-NQM04, Class A3, 144A
1.556%(cc)	08/25/66	1,438	1,289,745
Government National Mortgage Assoc.,
Series 2011-41, Class AI, IO
4.500%	12/20/39	4	45
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-94, Class BI, IO
4.000%	05/20/37	338	$6,154
Series 2013-24, Class OI, IO
4.000%	02/20/43	294	39,673
Series 2013-82, Class IG, IO
3.500%	05/20/43	916	146,907
Series 2018-08, Class DA
3.000%	11/20/47	360	353,321
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A4, 144A
2.500%(cc)	10/25/51	7,953	7,262,017
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
1.633%(cc)	07/25/44	53	53,934
Series 2020-INV01, Class A14, 144A
2.959%(cc)	10/25/50	2,342	2,243,142
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	2,868	2,590,234
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	2,959	2,673,035
Series 2021-HP01, Class A6, 144A
2.500%(cc)	01/25/52	4,992	4,790,674
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65	620	615,794
JPMorgan Mortgage Trust,
Series 2019-INV02, Class A3, 144A
3.500%(cc)	02/25/50	508	507,050
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	1,065	1,062,755
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
1.017%(c)	08/25/50	540	538,809
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	896	894,779
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	1,130	1,122,928
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	373	372,671
Mello Mortgage Capital Acceptance,
Series 2021-INV04, Class A15, 144A
2.500%(cc)	12/25/51	8,959	8,167,711
New Residential Mortgage Loan Trust,
Series 2020-NQM01, Class A1, 144A
2.464%(cc)	01/26/60	1,158	1,152,133
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	554	543,535
Series 2021-INV02, Class A2, 144A
2.500%(cc)	09/25/51	5,390	4,994,276
OBX Trust,
Series 2020-EXP03, Class 1A8, 144A
3.000%(cc)	01/25/60	957	942,813
Series 2021-INV03, Class A19, 144A
2.500%(cc)	10/25/51	4,318	3,933,773
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	3,091	2,993,356

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-NQM1, Class A3, 144A
1.329%(cc)	02/25/66	2,735	$2,644,002
Oceanview Mortgage Trust,
Series 2022-01, Class A19, 144A
3.000%(cc)	12/25/51	5,963	5,626,365
PSMC Trust,
Series 2021-01, Class A1, 144A
2.500%(cc)	03/25/51	6,325	5,945,222
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.803%(cc)	08/25/47	2,058	2,004,269
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	159	159,101
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	933	934,459
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	239	236,496
Starwood Mortgage Residential Trust,
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	452	452,724
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	1,466	1,414,864
Series 2021-02, Class A1, 144A
0.943%(cc)	05/25/65	2,082	2,029,836
Towd Point Mortgage Trust,
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	165	164,850
Series 2019-01, Class A1, 144A
3.658%(cc)	03/25/58	242	240,995
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	7,110	6,479,723
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	2,873	2,620,132
Verus Securitization Trust,
Series 2019-03, Class A3, 144A
3.040%	07/25/59	1,188	1,188,010
Series 2019-04, Class A3, 144A
3.000%	11/25/59	1,179	1,176,819
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	1,187	1,185,375
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	298	293,231
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	625	619,894
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	1,318	1,267,193
Series 2021-02, Class A2, 144A
1.288%(cc)	02/25/66	1,967	1,893,264
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	2,037	1,875,416
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	10,059	9,502,650
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Vista Point Securitization Trust,
Series 2020-01, Class A1, 144A
1.763%(cc)	03/25/65		333	$332,312
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		3,363	3,265,057
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65		2,085	2,015,176
Wells Fargo Mortgage Backed Securities Trust,
Series 2021-INV02, Class A17, 144A
3.000%(cc)	09/25/51		9,818	9,268,632
Series 2021-RR1, Class A17, 144A
2.500%(cc)	12/25/50		4,161	3,838,738

Total Residential Mortgage-Backed Securities (cost $231,166,066)				218,550,506
Sovereign Bonds — 2.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30		1,280	1,308,483
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	06/16/27	EUR	2,670	2,868,697
3.500%	11/23/31	EUR	425	408,901
Sr. Unsec’d. Notes, 144A
3.500%	11/23/31	EUR	1,725	1,659,659
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		2,585	2,626,463
9.500%	11/12/25		1,675	1,836,842
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		2,470	2,480,813
9.125%	11/26/49		3,700	3,605,643
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%	12/15/35(d)		9,945	54,667
0.500%(cc)	07/09/30		3,816	1,278,329
1.125%(cc)	07/09/35		8,576	2,629,257
2.000%(cc)	01/09/38		6,485	2,447,093
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		650	502,933
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		7,130	5,516,793
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		1,210	1,276,181
7.000%	10/12/28		5,760	6,254,847
7.500%	09/20/47		1,600	1,577,706
Sr. Unsec’d. Notes, 144A, MTN
5.625%	05/18/34		6,400	6,051,789
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		800	756,474
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		2,950	2,834,348

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	2,375	$2,292,409
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
5.800%	06/01/24	CLP	550,000	684,846
Unsec’d. Notes, 144A
4.700%	09/01/30	CLP	1,520,000	1,747,339
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		2,025	1,870,711
5.000%	01/27/45		4,585	4,081,634
5.625%	01/07/41		1,840	1,786,017
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/31/34		380	376,269
3.500%	01/25/50		7,790	7,137,885
4.000%	01/31/52		430	424,869
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		1,200	1,032,707
3.125%	04/15/31		2,200	1,865,970
4.125%	05/15/51(a)		1,270	961,289
5.000%	06/15/45		2,645	2,224,632
5.625%	02/26/44		550	496,154
6.125%	01/18/41		465	452,103
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		1,100	958,784
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.875%	01/30/60		2,575	2,199,445
6.000%	07/19/28		445	452,619
6.850%	01/27/45		7,635	7,591,996
7.450%	04/30/44		545	575,478
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		2,415	2,223,068
4.875%	09/23/32		6,230	5,650,184
5.500%	02/22/29		905	896,853
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
1.000%(cc)	07/31/35		3,700	2,421,672
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40		2,232	1,283,133
1.000%(cc)	07/31/35		5,805	3,799,563
5.000%(cc)	07/31/30		3,462	2,886,807
5.772%(s)	07/31/30		847	471,732
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		3,075	2,855,757
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31(a)		657	550,923
7.600%	03/01/29		1,585	1,506,332
8.500%	01/31/47		2,545	2,178,472
Sr. Unsec’d. Notes, EMTN
5.875%	02/16/31(a)		1,945	1,630,966
7.600%	03/01/29		1,250	1,187,959
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, MTN
8.500%	01/31/47		6,945	$5,944,788
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		5,340	2,976,916
7.650%	06/15/35		3,275	1,558,170
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		500	490,013
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		1,225	1,055,481
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		7,200	6,821,382
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
6.375%	02/11/27		1,130	846,671
8.125%	01/18/26		2,980	2,521,235
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		260	263,575
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		1,900	1,946,124
4.900%	06/01/30		640	653,184
5.375%	04/24/32		2,300	2,404,547
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
2.125%	09/22/31		3,545	3,212,778
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30		3,635	3,574,775
4.450%	04/15/70		200	206,247
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		4,325	4,469,645
4.625%	04/15/43		3,370	3,530,752
5.250%	01/17/42		1,630	1,823,436
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50		200	206,445
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.125%	06/15/33		7,625	7,406,562
6.625%	03/22/48	EUR	2,470	2,384,535
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		3,197	4,143,521
8.000%	03/15/39		1,340	1,742,768
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30		6,450	6,030,994
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.969%	10/29/29		1,600	1,593,414
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.000%	01/27/23(d)		7,570	890,865

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30(a)	650	$626,545
4.280%	08/14/41	10,615	9,912,797
4.600%	01/23/46	695	667,472
5.000%	04/27/51	200	202,738
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
4.450%	07/07/31	1,900	1,718,945
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
2.375%	12/15/27	2,300	2,102,081
3.000%	12/15/32	3,600	3,119,940
4.000%	12/15/50	5,925	4,748,721
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32	1,700	1,473,305
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26	2,650	2,658,361
5.375%	03/08/27	4,750	4,875,003
6.250%	01/25/31	725	768,373
6.500%	03/08/47	2,430	2,388,884
6.750%	10/28/27	2,300	2,500,658
6.750%	01/17/48	2,575	2,571,860
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,000	1,003,155
6.250%	01/25/31(a)	560	593,502
6.750%	10/28/27	1,300	1,413,415
7.000%	01/25/51	1,435	1,473,483
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36	2,974	2,059,031
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30	6,090	5,960,813
3.298%	01/19/33	13,155	12,624,956
3.870%	07/23/60(a)	1,500	1,316,719
4.500%	01/19/63	2,080	2,002,721
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27	1,235	1,284,602
5.400%	03/30/50	2,310	2,331,067
5.600%	03/13/48	400	410,114
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33	560	494,818
4.950%	04/28/31(a)	2,170	2,276,826
5.400%	03/30/50	200	201,824
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
2.800%	06/23/30(a)	9,000	8,822,513
4.550%	03/29/26	10,105	10,701,598
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29	4,000	4,343,670
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.780%	12/01/60	4,050	3,179,276
3.000%	01/15/34	5,560	5,214,839
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.300%	03/11/41		1,500	$1,369,213
3.550%	03/10/51		650	608,138
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45		4,875	4,035,266
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24(a)		1,680	1,698,743
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		900	1,010,788
4.817%	03/14/49		6,100	7,243,833
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,195	2,234,179
4.400%	04/16/50		1,360	1,527,413
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		5,205	5,023,946
4.850%	09/30/29		9,925	9,701,871
5.375%	07/24/44		800	704,372
6.250%	03/08/41		2,550	2,534,923
Republic of Uzbekistan International Bond (Uzbekistan),
Sr. Unsec’d. Notes
3.900%	10/19/31		1,000	869,952
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31		2,197	1,911,285
Sr. Unsec’d. Notes, 144A, MTN
5.375%	02/20/29		645	645,162
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29		2,000	2,000,504
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		2,400	2,219,914
4.000%	02/14/51(a)		4,250	3,699,380
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31(a)		812	751,071
4.000%	02/14/51(a)		640	557,083
Sr. Unsec’d. Notes, 144A, MTN
2.125%	03/07/28	EUR	1,000	1,043,412
Sr. Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	600	567,361
3.375%	01/28/50	EUR	2,725	2,424,430
Unsec’d. Notes, 144A
3.000%	02/27/27		6,290	6,108,954
Unsec’d. Notes, 144A, MTN
2.875%	04/13/42	EUR	650	550,543
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	690,043
Sr. Unsec’d. Notes, EMTN
2.750%	02/03/32		3,200	3,114,890
3.250%	10/26/26		1,900	1,944,069
3.750%	01/21/55		1,820	1,755,039
5.000%	04/17/49		2,300	2,621,961
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		6,400	6,045,358

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Unsec’d. Notes, 144A
6.250%	05/23/33	850	$802,899
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	6,775	5,705,710
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30	522	439,613
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25	6,240	3,086,925
6.825%	07/18/26	1,250	607,032
6.850%	11/03/25	2,800	1,373,507
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26	800	388,501
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes
9.250%	10/26/26	3,058	2,186,816
Sr. Unsec’d. Notes, 144A
12.875%	12/30/23	575	405,018
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
4.500%	06/26/30	1,635	1,586,737
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26	1,200	1,079,389
4.875%	04/16/43	1,320	936,846
6.000%	03/25/27	1,141	1,059,867
6.000%	01/14/41	3,500	2,738,387
6.500%	09/20/33	1,520	1,328,147
8.600%	09/24/27	2,000	2,047,424
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/25	3,280	1,394,000
7.750%	09/01/27	2,720	1,142,400
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40	515	157,075
9.750%	11/01/28	2,905	1,220,100
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	387,450
7.750%	10/13/19(d)	5,500	451,000
9.250%	09/15/27(d)	2,200	211,801
11.750%	10/21/26(d)	2,250	200,770
11.950%	08/05/31(d)	1,200	109,020
12.750%	08/23/22(d)	3,025	268,333
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	2,450	2,534,485
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,275,864
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22	4,600	3,170,734

Total Sovereign Bonds (cost $455,529,437)			409,984,889
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 6.5%
Federal Home Loan Mortgage Corp.
2.000%	03/01/42	6,951	$6,522,991
2.000%	06/01/50	737	686,054
2.000%	02/01/51	1,106	1,030,350
2.000%	05/01/51	94	87,574
2.000%	05/01/51	3,282	3,055,899
2.000%	07/01/51	58	53,914
2.000%	12/01/51	3,962	3,682,383
2.500%	03/01/42	5,461	5,270,333
2.500%	07/01/50	523	500,743
2.500%	02/01/51	1,012	970,769
2.500%	05/01/51	466	447,154
2.500%	05/01/51	899	858,822
2.500%	06/01/51	1,556	1,495,683
2.500%	06/01/51	3,238	3,093,809
2.500%	07/01/51	617	589,994
2.500%	07/01/51	1,022	976,103
2.500%	08/01/51	1,158	1,106,537
2.500%	08/01/51	2,866	2,738,484
2.500%	08/01/51	3,614	3,452,733
2.500%	01/01/52	8,031	7,678,714
3.000%	05/01/30	851	858,136
3.000%	11/01/33	1,103	1,101,533
3.000%	02/01/34	1,164	1,174,698
3.000%	04/01/34	95	95,688
3.000%	11/01/42	30	29,823
3.000%	01/01/43	33	33,144
3.000%	02/01/43	15	15,000
3.000%	02/01/43	24	24,250
3.000%	02/01/43	103	102,869
3.000%	03/01/43	92	91,757
3.000%	03/01/45	16	15,923
3.000%	04/01/45	108	107,703
3.000%	06/01/45	22	22,215
3.000%	06/01/45	162	161,492
3.000%	07/01/45	104	103,560
3.000%	02/01/47	695	689,937
3.000%	02/01/48	15	15,132
3.000%	09/01/49	1,245	1,230,594
3.000%	11/01/49	1,221	1,203,114
3.000%	02/01/50	455	448,294
3.000%	04/01/50	1,085	1,066,093
3.000%	06/01/50	515	507,052
3.000%	08/01/50	2,192	2,161,164
3.000%	09/01/51	8,415	8,240,940
3.500%	05/01/31	2,083	2,153,699
3.500%	02/01/34	170	175,483
3.500%	04/01/42	19	19,719
3.500%	04/01/42	200	204,599
3.500%	08/01/42	35	35,690
3.500%	08/01/42	42	43,236
3.500%	08/01/42	201	204,824
3.500%	09/01/42	7	7,156
3.500%	09/01/42	48	49,335
3.500%	09/01/42	266	270,682
3.500%	10/01/42	5	5,487
3.500%	10/01/42	75	76,464

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	11/01/42	32	$32,509
3.500%	12/01/42	367	374,926
3.500%	01/01/43	351	358,160
3.500%	04/01/43	10	10,664
3.500%	04/01/43	42	43,375
3.500%	04/01/43	288	293,544
3.500%	05/01/43	753	768,210
3.500%	10/01/43	90	92,301
3.500%	01/01/44	330	337,160
3.500%	03/01/44	583	593,584
3.500%	05/01/45	255	258,865
3.500%	06/01/45	56	56,921
3.500%	06/01/45	329	335,842
3.500%	01/01/48	4,148	4,203,375
3.500%	03/01/48	1,898	1,924,344
3.500%	10/01/49	90	90,531
3.500%	12/01/49	240	242,607
3.500%	01/01/50	1,906	1,924,124
4.000%	06/01/33	196	202,806
4.000%	10/01/34	78	80,237
4.000%	01/01/36	783	815,961
4.000%	05/01/38	408	422,053
4.000%	10/01/40	4	3,908
4.000%	10/01/40	7	6,818
4.000%	10/01/40	19	19,727
4.000%	11/01/40	9	9,858
4.000%	12/01/40	3	3,515
4.000%	12/01/40	221	231,038
4.000%	12/01/40	485	508,132
4.000%	12/01/40	745	779,878
4.000%	02/01/41	128	134,463
4.000%	04/01/41	921	963,587
4.000%	10/01/41	59	61,098
4.000%	10/01/41	178	185,875
4.000%	12/01/41	115	119,597
4.000%	02/01/42	381	397,045
4.000%	03/01/42	12	12,737
4.000%	04/01/42	15	16,015
4.000%	04/01/42	42	43,637
4.000%	04/01/42	97	101,243
4.000%	07/01/42	850	889,735
4.000%	09/01/42	61	63,293
4.000%	11/01/42	406	425,166
4.000%	05/01/43	83	86,437
4.000%	09/01/43	276	288,638
4.000%	02/01/45	143	149,053
4.000%	05/01/45	49	50,900
4.000%	01/01/46	2,939	3,074,162
4.000%	04/01/46	7	7,361
4.000%	04/01/46	17	17,681
4.000%	04/01/46	296	308,322
4.000%	10/01/47	6	6,671
4.000%	04/01/48	7	7,124
4.000%	06/01/48	234	241,842
4.000%	02/01/50	4,316	4,443,624
4.500%	09/01/23	15	15,639
4.500%	05/01/39	75	79,651
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	05/01/39	83	$87,873
4.500%	06/01/39	46	49,109
4.500%	08/01/39	323	343,807
4.500%	09/01/39	23	24,066
4.500%	10/01/39	9	9,319
4.500%	10/01/39	22	23,649
4.500%	10/01/39	141	150,176
4.500%	10/01/39	446	475,065
4.500%	10/01/39	991	1,055,741
4.500%	12/01/39	28	29,331
4.500%	03/01/40	65	69,486
4.500%	05/01/40	30	32,230
4.500%	08/01/40	68	72,573
4.500%	08/01/40	109	116,243
4.500%	10/01/40	83	88,601
4.500%	11/01/40	65	68,918
4.500%	01/01/41	111	118,561
4.500%	02/01/41	12	12,902
4.500%	02/01/41	18	19,145
4.500%	02/01/41	19	20,007
4.500%	02/01/41	40	42,489
4.500%	03/01/41	86	91,408
4.500%	04/01/41	133	141,295
4.500%	04/01/41	243	259,058
4.500%	10/01/41	661	699,474
4.500%	01/01/42	38	40,179
4.500%	02/01/44	35	36,958
4.500%	03/01/44	9	9,255
4.500%	03/01/44	32	34,133
4.500%	03/01/44	40	43,099
4.500%	07/01/45	2,609	2,704,827
4.500%	12/01/48	682	712,284
4.500%	05/01/50	249	258,787
5.000%	06/01/23	7	7,042
5.000%	07/01/25	—(r)	20
5.000%	07/01/33	1	545
5.000%	11/01/33	3	3,076
5.000%	11/01/33	4	3,756
5.000%	11/01/33	5	5,232
5.000%	11/01/33	6	6,355
5.000%	07/01/35	936	1,013,423
5.000%	11/01/35	140	152,112
5.000%	12/01/35	2	1,724
5.000%	04/01/40	7	7,964
5.000%	04/01/40	59	63,463
5.000%	06/01/40	70	76,189
5.000%	07/01/40	7	7,371
5.000%	07/01/40	43	46,039
5.000%	08/01/40	27	28,919
5.000%	08/01/40	74	80,517
5.000%	08/01/40	215	232,628
5.000%	06/01/41	125	134,961
5.000%	07/01/41	8	8,402
5.000%	07/01/41	10	10,456
5.000%	07/01/41	44	47,928
5.000%	07/01/41	49	53,251
5.500%	03/01/34	33	36,055

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	07/01/35	22	$24,530
5.500%	01/01/38	614	673,082
5.500%	06/01/41	218	238,799
6.000%	10/01/32	—(r)	247
6.000%	03/01/33	7	7,540
6.000%	12/01/33	15	16,556
6.000%	12/01/33	186	205,846
6.000%	06/01/37	1	1,359
6.000%	07/01/38	4	4,637
6.000%	08/01/38	9	9,687
6.500%	08/01/36	11	12,567
6.500%	09/01/39	29	32,108
7.000%	06/01/32	1	891
7.000%	06/01/32	1	1,202
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.276%, Floor 2.250%)
2.338%(c)	10/01/36	1	1,150
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.283%, Floor 1.625%)
1.922%(c)	04/01/37	36	37,740
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.850%, Floor 1.725%)
1.975%(c)	07/01/35	1	633
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.119%, Floor 1.733%)
2.108%(c)	02/01/37	14	14,691
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 10.070%, Floor 1.750%)
2.127%(c)	02/01/35	3	2,759
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.287%, Floor 1.750%)
2.000%(c)	07/01/41	182	190,594
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.451%, Floor 1.750%)
2.000%(c)	12/01/40	101	104,553
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.785%, Floor 1.785%)
2.035%(c)	02/01/37	1	1,129
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.829% (Cap 10.729%, Floor 1.829%)
2.204%(c)	02/01/37	4	3,760
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.830% (Cap 10.028%, Floor 1.830%)
2.079%(c)	03/01/36	4	3,962
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.842% (Cap 10.846%, Floor 1.842%)
2.091%(c)	01/01/37	5	4,783
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.902% (Cap 7.568%, Floor 1.902%)
2.176%(c)	10/01/42	26	27,276
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.929% (Cap 10.979%, Floor 1.929%)
2.185%(c)	12/01/36	1	1,074
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.030% (Cap 11.126%, Floor 2.030%)
2.275%(c)	11/01/36	4	3,766
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.162% (Cap 10.977%, Floor 2.162%)
2.521%(c)	02/01/37	7	$7,055
Federal National Mortgage Assoc.
1.500%	TBA	12,720	12,059,653
2.000%	TBA	127,220	118,090,971
2.000%	04/01/42	8,120	7,620,443
2.000%	07/01/50	222	207,180
2.000%	10/01/50	331	308,040
2.000%	10/01/50	2,166	2,018,170
2.000%	11/01/50	184	171,308
2.000%	05/01/51	94	87,369
2.000%	07/01/51	42	39,197
2.000%	07/01/51	91	84,780
2.000%	07/01/51	94	87,588
2.000%	12/01/51	14,370	13,354,771
2.000%	02/01/52	14,658	13,616,406
2.500%	TBA	16,780	16,582,704
2.500%	TBA	59,690	56,947,991
2.500%	11/01/29	17	16,505
2.500%	01/01/31	143	141,350
2.500%	11/01/34	4,540	4,500,290
2.500%	04/01/37	1,636	1,578,656
2.500%	10/01/37	198	191,748
2.500%	07/01/50	3,029	2,899,661
2.500%	09/01/50	2,081	1,994,213
2.500%	01/01/51	1,161	1,111,170
2.500%	02/01/51	1,165	1,113,229
2.500%	05/01/51	563	538,719
2.500%	05/01/51	735	703,643
2.500%	06/01/51	1,118	1,072,096
2.500%	06/01/51	1,781	1,701,325
2.500%	06/01/51	2,172	2,087,787
2.500%	07/01/51	1,677	1,602,410
2.500%	08/01/51	915	874,619
2.500%	08/01/51	3,815	3,644,453
2.500%	08/01/51	4,366	4,171,487
2.500%	08/01/51	10,959	10,471,856
2.500%	10/01/51	7,211	6,890,607
2.500%	10/01/51	8,524	8,144,576
2.500%	01/01/52	4,911	4,699,090
2.500%	01/01/52	12,075	11,536,403
3.000%	TBA	183,805	179,784,266
3.000%	01/01/27	182	183,314
3.000%	08/01/27	14	14,412
3.000%	08/01/27	15	15,626
3.000%	10/01/27	47	47,119
3.000%	11/01/27	14	13,980
3.000%	12/01/27	25	25,808
3.000%	01/01/28	24	24,270
3.000%	02/01/28	21	20,870
3.000%	03/01/28	25	24,966
3.000%	04/01/28	21	21,325
3.000%	05/01/28	25	25,587
3.000%	06/01/28	24	24,326
3.000%	06/01/28	2,204	2,224,169
3.000%	07/01/28	25	24,954

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	08/01/28	26	$26,255
3.000%	09/01/28	28	28,584
3.000%	11/01/28	478	483,268
3.000%	01/01/29	25	24,982
3.000%	02/01/29	447	451,184
3.000%	03/01/29	32	32,358
3.000%	12/01/32	182	183,773
3.000%	03/01/33	68	68,606
3.000%	06/01/33	12	11,663
3.000%	12/01/34	70	70,614
3.000%	12/01/34	235	237,947
3.000%	01/01/35	393	397,648
3.000%	05/01/35	6,704	6,788,649
3.000%	01/01/40	4,327	4,347,903
3.000%	04/01/40	7,390	7,353,258
3.000%	09/01/42	300	299,656
3.000%	10/01/42	302	301,499
3.000%	10/01/42	815	813,761
3.000%	11/01/42	174	173,606
3.000%	11/01/42	185	185,033
3.000%	02/01/43	7	6,851
3.000%	02/01/43	8	8,245
3.000%	02/01/43	19	18,672
3.000%	02/01/43	29	28,842
3.000%	02/01/43	40	39,757
3.000%	02/01/43	145	144,327
3.000%	04/01/43	10	10,394
3.000%	04/01/43	3,429	3,423,668
3.000%	05/01/43	18	18,180
3.000%	05/01/43	45	44,650
3.000%	05/01/43	76	76,115
3.000%	05/01/43	501	500,149
3.000%	07/01/43	139	138,949
3.000%	08/01/43	55	55,172
3.000%	08/01/43	486	490,635
3.000%	09/01/43	668	665,396
3.000%	02/01/44	111	111,961
3.000%	12/01/44	4	4,407
3.000%	05/01/45	157	155,794
3.000%	08/01/45	381	378,528
3.000%	05/01/46	4,076	4,046,618
3.000%	08/01/46	320	314,696
3.000%	10/01/46	170	168,674
3.000%	11/01/46	136	134,728
3.000%	11/01/46	411	407,144
3.000%	11/01/46	701	695,548
3.000%	11/01/46	1,231	1,222,329
3.000%	11/01/46	4,742	4,730,335
3.000%	11/01/46	12,384	12,284,669
3.000%	12/01/46	773	767,310
3.000%	06/01/47	1,340	1,331,280
3.000%	03/01/48	33	32,283
3.000%	08/01/49	1,074	1,060,916
3.000%	11/01/49	280	275,680
3.000%	02/01/50	291	285,801
3.000%	03/01/50	969	953,648
3.000%	05/01/50	52	51,434
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/01/50	19,362	$19,025,642
3.000%	07/01/50	473	464,018
3.000%	07/01/50	1,443	1,422,114
3.000%	07/01/50	1,672	1,641,492
3.000%	08/01/50	783	768,689
3.000%	08/01/50	1,506	1,479,174
3.000%	08/01/50	2,225	2,184,320
3.000%	09/01/50	129	125,965
3.000%	10/01/50	2,771	2,722,388
3.500%	TBA	50,165	50,251,221
3.500%	07/01/30	48	49,710
3.500%	08/01/30	260	269,056
3.500%	07/01/32	657	665,059
3.500%	12/01/33	3,417	3,499,097
3.500%	01/01/34	7	7,426
3.500%	01/01/34	14	14,627
3.500%	01/01/34	31	30,977
3.500%	01/01/34	49	49,593
3.500%	05/01/34	1,420	1,461,931
3.500%	07/01/34	61	63,524
3.500%	07/01/34	183	188,441
3.500%	08/01/34	226	232,815
3.500%	02/01/35	155	156,460
3.500%	09/01/37	111	111,920
3.500%	12/01/41	93	94,861
3.500%	06/01/42	152	154,726
3.500%	06/01/42	312	318,544
3.500%	07/01/42	181	184,865
3.500%	08/01/42	419	427,839
3.500%	09/01/42	700	715,204
3.500%	10/01/42	649	663,115
3.500%	11/01/42	99	100,878
3.500%	01/01/43	110	112,553
3.500%	01/01/43	729	744,985
3.500%	04/01/43	68	68,892
3.500%	05/01/43	1,060	1,080,836
3.500%	06/01/43	418	425,830
3.500%	06/01/43	418	426,037
3.500%	07/01/43	58	58,680
3.500%	07/01/43	133	134,935
3.500%	07/01/43	162	165,567
3.500%	07/01/43	264	269,110
3.500%	07/01/43	524	534,447
3.500%	08/01/43	106	107,999
3.500%	08/01/43	130	132,787
3.500%	03/01/44	655	667,655
3.500%	11/01/45	48	49,226
3.500%	12/01/45	1,754	1,778,098
3.500%	12/01/45	7,005	7,135,191
3.500%	01/01/46	45	45,996
3.500%	01/01/46	540	550,303
3.500%	01/01/46	701	713,495
3.500%	05/01/46	240	245,537
3.500%	06/01/46	826	837,542
3.500%	08/01/47	106	107,392
3.500%	09/01/47	52	52,158
3.500%	10/01/47	222	224,672

A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	11/01/47	62	$62,746
3.500%	01/01/48	286	291,655
3.500%	01/01/48	2,826	2,852,992
3.500%	02/01/48	1,275	1,289,752
3.500%	12/01/48	2,478	2,506,901
3.500%	06/01/49	1,209	1,223,410
3.500%	06/01/49	5,222	5,281,753
3.500%	06/01/49	8,903	9,056,819
3.500%	07/01/50	2,524	2,545,488
3.500%	08/01/50	329	331,773
3.500%	01/01/52	6,508	6,531,453
4.000%	TBA	33,945	34,645,116
4.000%	11/01/31	47	48,561
4.000%	11/01/40	70	72,911
4.000%	11/01/40	538	561,282
4.000%	12/01/40	664	692,843
4.000%	01/01/41	81	84,518
4.000%	01/01/41	419	436,821
4.000%	02/01/41	81	84,325
4.000%	02/01/41	259	271,201
4.000%	03/01/41	672	702,589
4.000%	04/01/41	229	239,472
4.000%	10/01/41	250	261,855
4.000%	11/01/41	231	242,129
4.000%	01/01/42	307	321,579
4.000%	01/01/42	389	405,728
4.000%	02/01/42	36	36,829
4.000%	02/01/42	247	257,605
4.000%	02/01/42	358	374,037
4.000%	08/01/42	808	848,818
4.000%	10/01/43	154	161,220
4.000%	05/01/45	177	184,592
4.000%	06/01/45	286	292,807
4.000%	07/01/45	87	90,740
4.000%	09/01/45	141	146,062
4.000%	10/01/45	9,001	9,408,568
4.000%	12/01/45	163	169,287
4.000%	03/01/46	618	646,319
4.000%	09/01/46	132	137,823
4.000%	02/01/47	7,428	7,725,886
4.000%	08/01/47	1,648	1,711,057
4.000%	12/01/47	97	99,325
4.000%	10/01/48	2,137	2,217,559
4.000%	12/01/49	692	706,894
4.000%	10/01/51	3,553	3,647,467
4.500%	TBA	18,445	19,113,631
4.500%	08/01/24	6	5,908
4.500%	04/01/26	27	27,489
4.500%	04/01/26	117	120,294
4.500%	07/01/26	11	11,237
4.500%	10/01/26	42	43,318
4.500%	01/01/27	181	186,119
4.500%	03/01/39	165	174,718
4.500%	06/01/39	83	87,568
4.500%	08/01/39	217	228,299
4.500%	09/01/39	246	261,469
4.500%	11/01/39	70	74,360
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	12/01/39	355	$376,971
4.500%	12/01/39	792	842,606
4.500%	04/01/40	550	583,652
4.500%	07/01/40	56	59,976
4.500%	09/01/40	650	689,679
4.500%	11/01/40	945	1,001,750
4.500%	12/01/40	68	72,743
4.500%	12/01/40	96	101,816
4.500%	12/01/40	453	482,077
4.500%	02/01/41	111	117,800
4.500%	02/01/41	114	121,518
4.500%	02/01/41	163	172,965
4.500%	02/01/41	284	302,015
4.500%	04/01/41	821	873,272
4.500%	05/01/41	24	25,440
4.500%	05/01/41	842	893,252
4.500%	06/01/41	73	77,801
4.500%	06/01/41	73	77,987
4.500%	08/01/41	10	10,576
4.500%	10/01/41	10	10,350
4.500%	10/01/41	16	17,070
4.500%	11/01/41	12	13,084
4.500%	11/01/41	291	309,200
4.500%	04/01/42	122	129,225
4.500%	08/01/42	27	28,667
4.500%	09/01/42	21	22,255
4.500%	09/01/42	41	43,531
4.500%	09/01/42	72	76,179
4.500%	10/01/42	165	175,738
4.500%	09/01/43	64	68,641
4.500%	11/01/43	39	41,995
4.500%	06/01/44	49	51,879
4.500%	10/01/44	155	163,985
4.500%	02/01/45	36	37,854
4.500%	02/01/45	84	89,960
4.500%	10/01/45	99	105,601
4.500%	02/01/46	123	130,837
4.500%	06/01/46	31	32,121
4.500%	10/01/46	46	47,521
4.500%	11/01/46	41	43,159
4.500%	12/01/46	82	86,049
4.500%	01/01/47	24	25,311
4.500%	01/01/47	29	30,109
4.500%	02/01/47	38	40,033
4.500%	05/01/47	1,190	1,264,985
4.500%	11/01/47	1,520	1,603,648
4.500%	08/01/48	280	291,940
4.500%	12/01/48	1,188	1,234,952
4.500%	05/01/49	1,928	2,002,935
4.500%	08/01/49	915	951,319
4.500%	09/01/49	4,809	5,073,395
4.500%	01/01/50	222	231,191
4.500%	05/01/50	226	235,353
5.000%	TBA	12,730	13,392,855
5.000%	06/01/23	—(r)	483
5.000%	09/01/23	94	98,839
5.000%	01/01/24	12	12,450

A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	06/01/24	7	$6,967
5.000%	09/01/25	9	8,889
5.000%	04/01/34	6	6,631
5.000%	07/01/34	7	7,769
5.000%	03/01/35	306	330,529
5.000%	04/01/35	34	36,709
5.000%	04/01/35	349	376,778
5.000%	05/01/35	40	43,300
5.000%	06/01/35	11	11,494
5.000%	06/01/35	19	20,721
5.000%	06/01/35	42	45,300
5.000%	09/01/35	27	28,682
5.000%	10/01/35	50	53,749
5.000%	10/01/35	269	290,380
5.000%	03/01/36	95	103,165
5.000%	12/01/36	9	9,212
5.000%	12/01/36	378	408,606
5.000%	07/01/37	7	7,357
5.000%	07/01/37	961	1,038,432
5.000%	02/01/38	36	38,476
5.000%	05/01/38	232	250,591
5.000%	06/01/39	29	31,620
5.000%	06/01/39	142	152,873
5.000%	06/01/40	104	111,778
5.000%	06/01/40	128	138,801
5.000%	08/01/40	204	220,069
5.000%	04/01/41	406	436,769
5.000%	06/01/41	23	24,779
5.000%	06/01/41	69	73,806
5.000%	08/01/41	31	33,220
5.000%	09/01/41	191	206,299
5.000%	01/01/42	225	243,608
5.000%	02/01/42	68	73,150
5.000%	05/01/42	135	145,733
5.000%	07/01/42	292	315,204
5.000%	11/01/44	435	469,471
5.000%	07/01/45	1,138	1,205,680
5.000%	12/01/47	2,167	2,342,837
5.000%	02/01/49	1,220	1,313,914
5.237%	08/01/41	107	112,777
5.500%	07/01/22	—(r)	25
5.500%	07/01/22	—(r)	106
5.500%	08/01/22	—(r)	63
5.500%	01/01/23	11	10,619
5.500%	09/01/34	130	142,753
5.500%	11/01/34	10	11,070
5.500%	12/01/34	40	44,282
5.500%	04/01/35	23	25,670
5.500%	11/01/35	126	138,304
5.500%	12/01/35	33	35,988
5.500%	01/01/36	4	4,857
5.500%	01/01/36	33	35,697
5.500%	03/01/36	5	5,212
5.500%	03/01/36	7	7,794
5.500%	05/01/36	154	168,983
5.500%	05/01/36	313	342,933
5.500%	07/01/36	682	747,157
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	11/01/36	3	$3,042
5.500%	08/01/37	7	8,183
5.500%	08/01/37	47	51,477
5.500%	08/01/37	191	209,106
5.500%	08/01/37	368	403,230
5.500%	09/01/37	125	137,331
5.500%	02/01/38	48	52,121
5.500%	02/01/38	314	344,037
5.500%	09/01/38	182	198,870
5.500%	04/01/39	101	111,581
5.500%	05/01/39	99	108,622
5.500%	03/01/40	198	217,101
5.500%	09/01/41	2	1,842
5.500%	09/01/41	301	331,189
6.000%	11/01/32	8	8,482
6.000%	03/01/33	8	8,908
6.000%	04/01/33	9	10,088
6.000%	02/01/34	83	89,414
6.000%	08/01/34	6	6,935
6.000%	11/01/34	6	6,284
6.000%	11/01/34	344	374,394
6.000%	11/01/35	59	65,304
6.000%	12/01/35	11	12,112
6.000%	02/01/36	419	465,871
6.000%	04/01/36	—(r)	37
6.000%	05/01/36	103	114,826
6.000%	05/01/36	129	143,747
6.000%	06/01/36	13	14,885
6.000%	09/01/36	12	12,835
6.000%	09/01/36	906	1,001,744
6.000%	11/01/36	28	31,113
6.000%	12/01/36	4	4,138
6.000%	01/01/37	—(r)	108
6.000%	01/01/37	12	13,254
6.000%	02/01/37	9	9,542
6.000%	02/01/37	106	117,990
6.000%	03/01/37	47	52,021
6.000%	03/01/37	300	335,200
6.000%	03/01/37	683	753,404
6.000%	05/01/37	—(r)	214
6.000%	05/01/37	6	6,605
6.000%	06/01/37	13	14,008
6.000%	08/01/37	105	115,692
6.000%	08/01/37	583	644,402
6.000%	10/01/37	16	16,961
6.000%	02/01/38	37	41,095
6.000%	03/01/38	419	468,431
6.000%	04/01/38	15	16,982
6.000%	05/01/38	101	112,459
6.000%	08/01/38	12	13,703
6.000%	09/01/38	19	21,198
6.000%	10/01/38	88	98,377
6.000%	12/01/38	4	4,764
6.000%	04/01/39	6	6,640
6.000%	06/01/39	109	120,993
6.000%	09/01/39	477	532,642
6.000%	10/01/39	135	150,896

A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	02/01/40	64	$71,298
6.000%	10/01/40	127	141,989
6.500%	07/01/32	4	4,530
6.500%	07/01/32	32	34,577
6.500%	07/01/32	55	60,205
6.500%	12/01/32	6	6,117
6.500%	12/01/32	14	15,243
6.500%	07/01/35	16	17,222
6.500%	12/01/35	145	158,315
6.500%	07/01/36	2	2,658
6.500%	07/01/36	504	551,537
6.500%	08/01/36	25	27,367
6.500%	08/01/36	94	104,430
6.500%	08/01/36	118	129,807
6.500%	09/01/36	56	60,113
6.500%	09/01/36	217	236,259
6.500%	10/01/36	6	6,722
6.500%	10/01/36	108	119,931
6.500%	11/01/36	5	4,973
6.500%	12/01/36	2	2,382
6.500%	08/01/37	3	2,798
6.500%	10/01/37	3	3,119
6.500%	10/01/37	87	97,629
6.500%	10/01/37	365	402,246
6.500%	08/01/38	40	44,703
6.500%	06/01/39	27	29,458
6.500%	10/01/39	129	141,690
6.500%	05/01/40	124	136,920
6.500%	05/01/40	162	178,638
6.637%	02/01/39	60	64,058
7.000%	01/01/31	—(r)	144
7.000%	04/01/32	—(r)	132
7.000%	04/01/37	26	26,890
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
1.590%(c)	12/01/35	3	2,681
Federal National Mortgage Assoc., 12 Month LIBOR + 1.568% (Cap 9.681%, Floor 1.568%)
1.818%(c)	07/01/35	3	2,942
Federal National Mortgage Assoc., 12 Month LIBOR + 1.584% (Cap 10.387%, Floor 1.584%)
1.834%(c)	12/01/35	7	7,305
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 10.932%, Floor 1.655%)
1.905%(c)	08/01/37	3	3,164
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.617%, Floor 1.700%)
1.950%(c)	11/01/37	17	17,685
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.708%, Floor 1.800%)
2.054%(c)	01/01/42	68	69,611
Federal National Mortgage Assoc., 12 Month LIBOR + 1.804% (Cap 8.521%, Floor 1.804%)
2.054%(c)	12/01/40	118	122,336
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.670%, Floor 1.818%)
2.304%(c)	02/01/42	18	19,042
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.881% (Cap 11.093%, Floor 1.881%)
2.131%(c)	08/01/36	5	$5,060
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
2.142%(c)	12/01/35	2	2,389
Government National Mortgage Assoc.
2.000%	TBA	11,265	10,715,831
2.000%	08/20/51	21,441	20,475,070
2.500%	08/20/50	2,858	2,776,164
2.500%	08/20/51	2,550	2,476,952
2.500%	10/20/51	28,346	27,530,118
2.500%	12/20/51	9,631	9,353,792
3.000%	TBA	8,010	7,915,820
3.000%	10/15/42	29	29,455
3.000%	12/15/42	11	10,723
3.000%	05/15/43	28	27,561
3.000%	06/15/43	3	3,423
3.000%	07/15/43	63	62,192
3.000%	08/20/43	710	708,202
3.000%	09/20/43	692	689,754
3.000%	01/20/44	74	73,472
3.000%	02/20/44	242	241,632
3.000%	05/20/45	7,464	7,443,213
3.000%	06/20/45	794	796,549
3.000%	05/20/46	110	109,338
3.000%	05/20/46	244	242,025
3.000%	05/20/46	581	579,225
3.000%	06/20/46	559	553,874
3.000%	07/20/46	154	152,209
3.000%	07/20/46	259	256,741
3.000%	07/20/46	271	269,638
3.000%	07/20/46	341	338,003
3.000%	07/20/46	722	714,895
3.000%	07/20/46	735	727,414
3.000%	08/20/46	211	208,891
3.000%	08/20/46	311	307,534
3.000%	08/20/46	311	308,015
3.000%	09/20/46	150	147,738
3.000%	09/20/46	176	174,316
3.000%	10/20/46	4,783	4,764,441
3.000%	08/20/49	336	331,364
3.000%	10/20/49	850	835,269
3.000%	12/20/49	15	14,798
3.000%	01/20/50	21	20,889
3.000%	04/20/50	262	260,317
3.000%	05/20/50	1,866	1,823,433
3.000%	07/20/50	294	291,433
3.000%	07/20/50	496	487,903
3.000%	05/20/51	2,183	2,164,396
3.000%	06/20/51	1,704	1,689,776
3.000%	07/20/51	8,438	8,364,164
3.500%	TBA	34,875	35,065,723
3.500%	05/20/42	22	22,998
3.500%	08/20/42	553	565,436
3.500%	11/20/42	12	12,583
3.500%	12/20/42	290	297,811

A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	03/20/43	705	$719,010
3.500%	04/20/43	28	28,890
3.500%	05/20/43	376	386,103
3.500%	08/20/43	22	22,161
3.500%	11/15/43	892	931,174
3.500%	03/20/44	3	3,298
3.500%	10/20/44	117	119,399
3.500%	02/15/45	135	138,691
3.500%	02/20/45	348	352,401
3.500%	04/20/45	61	62,668
3.500%	05/20/45	85	86,193
3.500%	05/20/45	220	224,562
3.500%	01/20/46	70	71,650
3.500%	04/20/46	22	22,590
3.500%	05/20/46	4	4,095
3.500%	05/20/46	6	6,308
3.500%	05/20/46	8	7,690
3.500%	05/20/46	14	14,077
3.500%	05/20/46	14	14,457
3.500%	05/20/46	18	18,365
3.500%	05/20/46	20	20,206
3.500%	05/20/46	32	32,995
3.500%	05/20/46	77	78,025
3.500%	06/20/46	15	15,284
3.500%	06/20/46	15	15,595
3.500%	06/20/46	17	16,807
3.500%	06/20/46	20	20,499
3.500%	06/20/46	55	55,986
3.500%	06/20/46	113	114,878
3.500%	06/20/46	6,725	6,845,375
3.500%	07/20/46	324	330,105
3.500%	07/20/46	1,205	1,256,176
3.500%	09/20/46	393	399,160
3.500%	10/20/46	6,749	6,872,718
3.500%	12/20/47	3,339	3,384,808
3.500%	02/20/48	132	133,873
3.500%	12/20/49	5	4,827
3.500%	12/20/49	6	6,417
3.500%	12/20/49	8	8,198
3.500%	12/20/49	20	20,016
3.500%	01/20/50	1,581	1,592,885
3.500%	03/20/50	2,860	2,895,712
3.500%	04/20/50	394	397,789
3.500%	04/20/50	6,290	6,341,945
3.500%	05/20/50	600	605,170
3.500%	11/20/50	633	637,711
4.000%	09/20/25	19	19,325
4.000%	11/20/25	43	44,543
4.000%	01/20/26	13	13,657
4.000%	10/20/40	54	56,414
4.000%	02/20/41	61	64,386
4.000%	03/20/41	239	251,589
4.000%	05/20/41	491	516,302
4.000%	10/15/41	24	24,929
4.000%	10/15/41	98	103,212
4.000%	10/15/41	111	117,522
4.000%	10/20/41	647	679,599
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	11/20/41	93	$97,233
4.000%	12/20/41	45	47,332
4.000%	09/20/42	45	47,569
4.000%	11/20/42	38	39,547
4.000%	08/20/43	18	18,792
4.000%	03/20/45	2,629	2,761,706
4.000%	08/20/45	179	188,205
4.000%	01/15/47	14	14,808
4.000%	01/15/47	22	22,855
4.000%	06/20/47	1,917	1,975,470
4.000%	09/20/47	1,250	1,290,939
4.000%	01/20/48	576	592,732
4.000%	05/20/49	164	169,364
4.000%	10/20/50	3,763	3,857,353
4.500%	TBA	3,095	3,199,456
4.500%	04/20/35	13	13,501
4.500%	05/15/39	7	7,024
4.500%	08/15/39	49	53,030
4.500%	09/15/39	227	244,982
4.500%	09/20/39	3	3,089
4.500%	10/15/39	17	18,228
4.500%	11/15/39	9	9,464
4.500%	11/15/39	14	14,888
4.500%	11/20/39	63	67,026
4.500%	02/15/40	29	30,754
4.500%	02/20/40	555	590,856
4.500%	03/15/40	53	57,612
4.500%	05/20/40	455	484,730
4.500%	06/15/40	3	3,079
4.500%	06/15/40	23	25,198
4.500%	06/15/40	27	28,512
4.500%	06/15/40	77	83,015
4.500%	06/15/40	244	262,843
4.500%	07/15/40	2	2,212
4.500%	07/15/40	10	10,871
4.500%	08/15/40	34	36,705
4.500%	09/15/40	121	130,739
4.500%	09/20/40	261	278,403
4.500%	10/15/40	11	11,640
4.500%	11/20/40	137	146,154
4.500%	02/20/41	612	656,557
4.500%	03/15/41	104	111,982
4.500%	03/20/41	691	736,118
4.500%	05/20/41	2	1,970
4.500%	05/20/41	45	48,262
4.500%	06/20/41	8	8,407
4.500%	07/20/41	85	90,619
4.500%	08/20/41	526	559,723
4.500%	11/20/41	2	2,004
4.500%	02/20/42	2	2,306
4.500%	05/20/42	15	15,946
4.500%	06/20/43	3	2,960
4.500%	06/20/44	3	2,810
4.500%	10/20/44	3	2,670
4.500%	01/20/45	2	2,544
4.500%	09/15/45	399	430,538
4.500%	01/20/46	315	335,692

A49

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	03/20/46	4	$4,266
4.500%	05/20/46	3	3,153
4.500%	07/20/46	128	136,489
4.500%	08/20/46	212	226,979
4.500%	09/20/46	171	184,195
4.500%	01/20/47	473	503,061
5.000%	11/15/33	4	3,937
5.000%	03/20/34	1	686
5.000%	05/15/34	174	189,394
5.000%	07/20/39	102	111,995
5.000%	08/15/39	8	9,184
5.000%	09/15/39	78	85,278
5.000%	10/15/39	17	18,370
5.000%	10/15/39	62	67,578
5.000%	10/20/39	5	5,435
5.000%	02/15/40	169	186,818
5.000%	02/15/40	169	186,818
5.000%	04/15/40	74	81,096
5.000%	05/20/40	403	442,600
5.000%	06/15/40	44	48,224
5.000%	06/15/40	69	76,092
5.000%	06/20/40	286	312,789
5.000%	07/15/40	7	7,916
5.000%	08/15/40	15	16,901
5.000%	08/20/40	219	239,789
5.000%	09/15/40	9	10,178
5.000%	09/15/40	13	14,749
5.000%	09/20/40	147	161,588
5.000%	03/20/41	300	329,411
5.000%	08/20/41	338	370,496
5.000%	06/20/47	413	441,355
5.000%	04/20/48	164	175,744
5.000%	06/20/48	239	250,944
5.000%	09/20/48	1,513	1,589,585
5.000%	12/20/48	1,236	1,298,102
5.000%	05/20/49	83	87,296
5.000%	06/20/49	2,326	2,440,274
5.500%	10/20/32	1	1,159
5.500%	03/20/34	4	3,982
5.500%	01/20/36	702	778,600
5.500%	03/20/48	351	379,933
5.500%	04/20/48	247	266,431
5.500%	05/20/48	122	130,850
5.500%	09/20/48	3	3,429
5.500%	10/20/48	71	75,212
5.500%	11/20/48	334	355,781
5.500%	12/20/48	1,364	1,450,405
5.500%	01/20/49	312	331,225
5.500%	03/20/49	447	476,388
5.500%	04/20/49	23	25,014
6.000%	12/20/38	1,071	1,188,283
6.000%	05/15/40	339	379,521
8.000%	09/15/22	—(r)	32
8.500%	06/15/26	1	948

Total U.S. Government Agency Obligations (cost $1,209,085,138)			1,170,847,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 5.8%
U.S. Treasury Bonds
1.125%	05/15/40(k)	6,139	$4,835,264
1.125%	08/15/40	7,997	6,265,150
1.375%	11/15/40	29,713	24,285,735
1.375%	08/15/50	4,854	3,737,580
1.625%	11/15/50	6,561	5,382,070
1.875%	02/15/41	49,827	44,338,245
1.875%	02/15/51	8,630	7,535,069
2.000%	02/15/50	3,959	3,561,863
2.250%	05/15/41	11,754	11,091,001
2.250%	02/15/52	65,530	62,847,366
2.500%	02/15/46	2,715	2,658,155
2.750%	08/15/47(k)	4,965	5,143,430
2.875%	08/15/45	50,375	52,500,195
2.875%	11/15/46(k)	11,160	11,742,412
3.000%	05/15/47	9,890	10,664,202
4.375%	11/15/39	3,575	4,534,105
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	17,770	18,608,268
0.125%	10/15/24	13,359	13,948,828
0.125%	10/15/25	1,638	1,713,551
0.125%	04/15/26	8,201	8,551,971
0.125%	07/15/26	22,295	23,367,580
0.125%	10/15/26	26,200	27,462,679
0.125%	01/15/32	11,573	12,303,248
0.125%	02/15/52	25	25,570
0.250%	01/15/25	18,881	19,768,137
0.375%	07/15/23	30,842	32,324,494
0.375%	07/15/25	9,354	9,877,093
0.375%	01/15/27	8,002	8,455,122
0.500%	04/15/24	4,506	4,725,847
0.625%	04/15/23	13,650	14,212,223
0.625%	01/15/24	6,070	6,373,324
0.625%	01/15/26	22,028	23,428,313
0.750%	02/15/42	8	8,799
U.S. Treasury Notes
0.125%	06/30/22	8,934	8,924,228
0.125%	07/31/22	7,737	7,719,773
0.125%	12/31/22	12,010	11,893,184
0.125%	03/31/23	35,785	35,225,859
0.125%	04/30/23	4,188	4,113,401
0.125%	05/31/23	6,619	6,483,259
0.125%	06/30/23	3,985	3,894,715
0.125%	07/31/23	4,578	4,462,477
0.125%	01/15/24	8,691	8,363,051
0.125%	02/15/24	5,527	5,307,647
0.250%	11/15/23	8,955	8,676,905
0.250%	03/15/24	6,356	6,105,732
0.250%	06/15/24	4,570	4,358,280
0.250%	07/31/25	10,656	9,878,445
0.250%	09/30/25	6,968	6,436,146
0.250%	10/31/25	5,919	5,456,578
0.375%	04/15/24	10,107	9,709,037
0.375%	04/30/25	29,700	27,813,586
0.375%	11/30/25	5,130	4,742,445
0.375%	01/31/26	4,577	4,217,276
0.500%	02/28/26	27,915	25,808,290

A50

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.500%	05/31/27	4,314	$3,903,496
0.500%	10/31/27	10,584	9,501,621
0.625%	07/31/26	8,430	7,779,586
0.625%	08/15/30	6,600	5,733,750
0.750%	04/30/26	13,200	12,295,594
0.750%	05/31/26	8,957	8,330,710
0.750%	01/31/28	4,847	4,396,002
0.875%	06/30/26	7,393	6,904,947
0.875%	09/30/26	11,500	10,705,781
1.125%	02/28/25	26,761	25,726,102
1.125%	02/28/27	4,564	4,282,316
1.125%	02/29/28	9,151	8,485,408
1.250%	03/31/28	4,610	4,299,545
1.250%	04/30/28	6,928	6,454,406
1.250%	05/31/28	6,064	5,645,679
1.375%	02/15/23	11,754	11,730,584
1.375%	11/15/31	93,920	86,186,275
1.500%	02/15/30	12,936	12,127,500
1.625%	02/15/26	30,400	29,381,125
1.750%	06/30/22	8,801	8,827,816
1.875%	02/28/29	31,860	30,759,834
2.125%	03/31/24	10,000	9,958,203
2.125%	05/15/25	12,658	12,503,533
2.250%	12/31/24	5,000	4,966,406
2.750%	02/15/28	8,494	8,624,626

Total U.S. Treasury Obligations (cost $1,092,720,921)			1,035,378,048

Total Long-Term Investments (cost $13,534,625,031)			15,229,825,865

	Shares
Short-Term Investments — 25.6%
Affiliated Mutual Funds — 24.6%
PGIM Core Ultra Short Bond Fund(wa)	3,096,887,077	3,096,887,077
PGIM Institutional Money Market Fund (cost $1,324,126,138; includes $1,323,867,237 of cash collateral for securities on loan)(b)(wa)	1,325,288,305	1,324,095,546

Total Affiliated Mutual Funds (cost $4,421,013,215)		4,420,982,623

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.0%
Canadian Natural Resources Ltd.
1.161%	04/25/22	590	589,587
Harley Davidson Financial Services, Inc.
1.081%	04/22/22	590	589,653

Total Commercial Paper (cost $1,179,172)				1,179,240
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligation(h)(k)(n) — 1.0%
U.S. Treasury Bills
0.187%	06/23/22	182,244	$182,050,878
(cost $182,165,332)

Total Short-Term Investments (cost $4,604,357,719)			4,604,212,741

TOTAL INVESTMENTS—110.4% (cost $18,138,982,750)			19,834,038,606

Liabilities in excess of other assets(z) — (10.4)%			(1,869,164,014)

Net Assets — 100.0%			$17,964,874,592

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s

A51

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XASX	Australian Stock Exchange
XLON	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $192,889 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,281,341,803; cash collateral of $1,323,867,237 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
630	2 Year U.S. Treasury Notes	Jun. 2022	$133,510,782	$(1,856,428)
4,597	5 Year U.S. Treasury Notes	Jun. 2022	527,218,438	(15,502,105)
1,460	10 Year U.S. Treasury Notes	Jun. 2022	179,397,500	(4,715,954)
3,555	20 Year U.S. Treasury Bonds	Jun. 2022	533,472,188	(14,411,567)
1,672	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	296,153,000	(11,607,998)
128	ASX SPI 200 Index	Jun. 2022	17,908,914	991,156
1,016	Euro STOXX 50 Index	Jun. 2022	42,968,608	1,685,676
239	FTSE 100 Index	Jun. 2022	23,503,222	1,073,737
1,435	Mini MSCI EAFE Index	Jun. 2022	153,860,700	8,806,531
1,031	Russell 2000 E-Mini Index	Jun. 2022	106,522,920	4,255,252
2,959	S&P 500 E-Mini Index	Jun. 2022	670,324,463	46,546,541
149	TOPIX Index	Jun. 2022	23,823,599	2,202,566
				17,467,407
Short Positions:
1,918	2 Year U.S. Treasury Notes	Jun. 2022	406,466,158	5,338,954
3,159	10 Year U.S. Treasury Notes	Jun. 2022	388,162,125	8,193,805
225	10 Year U.S. Ultra Treasury Notes	Jun. 2022	30,480,469	321,973
				13,854,732
				$31,322,139
A52

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/14/22	Bank of America, N.A.	AUD	406	$295,503	$303,858	$8,355	$—
Expiring 04/14/22	HSBC Bank USA, N.A.	AUD	700	526,727	523,893	—	(2,834)
Expiring 04/14/22	Morgan Stanley & Co. International PLC	AUD	6,117	4,471,258	4,578,078	106,820	—
Expiring 04/22/22	Citibank, N.A.	AUD	815	585,628	610,022	24,394	—
British Pound,
Expiring 04/14/22	Deutsche Bank AG	GBP	188	247,654	246,940	—	(714)
Expiring 04/14/22	Goldman Sachs International	GBP	9,997	13,181,847	13,131,162	—	(50,685)
Expiring 04/14/22	RBC Capital Markets	GBP	400	525,719	525,406	—	(313)
Canadian Dollar,
Expiring 04/14/22	Barclays Bank PLC	CAD	279	224,316	223,161	—	(1,155)
Expiring 04/14/22	UBS AG	CAD	5,186	4,048,823	4,148,072	99,249	—
Expiring 04/22/22	Canadian Imperial Bank of Commerce	CAD	730	584,243	583,869	—	(374)
Expiring 04/22/22	Goldman Sachs International	CAD	740	582,949	591,867	8,918	—
Euro,
Expiring 04/14/22	HSBC Bank USA, N.A.	EUR	22,732	25,170,762	25,157,876	—	(12,886)
Expiring 04/14/22	HSBC Bank USA, N.A.	EUR	400	440,608	442,677	2,069	—
Expiring 04/14/22	Morgan Stanley & Co. International PLC	EUR	700	782,096	774,686	—	(7,410)
Expiring 04/14/22	State Street Bank and Trust Co.	EUR	530	586,806	586,547	—	(259)
Expiring 04/14/22	State Street Bank and Trust Co.	EUR	304	334,809	336,435	1,626	—
Expiring 04/14/22	UBS AG	EUR	518	568,782	573,268	4,486	—
Expiring 05/20/22	BNP Paribas S.A.	EUR	484	549,745	536,369	—	(13,376)
Expiring 05/20/22	Citibank, N.A.	EUR	164	180,152	181,343	1,191	—
Expiring 05/20/22	RBC Capital Markets	EUR	447	495,674	495,336	—	(338)
Expiring 05/20/22	State Street Bank and Trust Co.	EUR	483	527,467	535,261	7,794	—
Japanese Yen,
Expiring 04/14/22	Barclays Bank PLC	JPY	46,378	380,710	381,058	348	—
Expiring 04/14/22	RBC Capital Markets	JPY	2,394,376	20,629,293	19,672,999	—	(956,294)
Expiring 04/14/22	State Street Bank and Trust Co.	JPY	100,000	839,744	821,635	—	(18,109)
Expiring 04/14/22	State Street Bank and Trust Co.	JPY	99,500	815,328	817,526	2,198	—
New Zealand Dollar,
Expiring 04/22/22	HSBC Bank USA, N.A.	NZD	880	587,668	609,687	22,019	—
Expiring 04/22/22	HSBC Bank USA, N.A.	NZD	860	583,808	595,831	12,023	—
Singapore Dollar,
Expiring 04/14/22	HSBC Bank USA, N.A.	SGD	2,543	1,871,829	1,876,137	4,308	—
Expiring 04/14/22	HSBC Bank USA, N.A.	SGD	289	212,862	213,214	352	—
Swedish Krona,
Expiring 04/14/22	HSBC Bank USA, N.A.	SEK	2,353	249,038	250,317	1,279	—
Expiring 04/14/22	Morgan Stanley & Co. International PLC	SEK	49,378	5,066,766	5,252,933	186,167	—
Swiss Franc,
Expiring 04/14/22	HSBC Bank USA, N.A.	CHF	334	359,398	361,618	2,220	—
Expiring 04/14/22	HSBC Bank USA, N.A.	CHF	217	232,969	234,944	1,975	—
Expiring 04/14/22	Morgan Stanley & Co. International PLC	CHF	8,913	9,623,526	9,650,017	26,491	—
Expiring 04/14/22	RBC Capital Markets	CHF	205	219,161	221,951	2,790	—
				$96,583,668	$96,045,993	527,072	(1,064,747)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/14/22	State Street Bank and Trust Co.	AUD	300	$222,337	$224,525	$—	$(2,188)
Expiring 04/22/22	UBS AG	AUD	815	575,805	610,022	—	(34,217)
British Pound,
Expiring 04/14/22	Morgan Stanley & Co. International PLC	GBP	167	220,265	219,357	908	—
Expiring 04/22/22	HSBC Bank USA, N.A.	GBP	827	1,133,395	1,086,229	47,166	—
A53

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/22/22	Goldman Sachs International	CAD	730	$577,326	$583,869	$—	$(6,543)
Expiring 04/22/22	Goldman Sachs International	CAD	445	348,429	355,920	—	(7,491)
Expiring 04/22/22	Goldman Sachs International	CAD	295	231,029	235,946	—	(4,917)
Expiring 04/22/22	HSBC Bank USA, N.A.	CAD	456	358,858	364,975	—	(6,117)
Expiring 04/22/22	RBC Capital Markets	CAD	659	519,205	527,423	—	(8,218)
Expiring 04/22/22	State Street Bank and Trust Co.	CAD	1,930	1,540,912	1,543,654	—	(2,742)
Chilean Peso,
Expiring 06/10/22	BNP Paribas S.A.	CLP	327,329	399,338	410,967	—	(11,629)
Expiring 06/10/22	Morgan Stanley & Co. International PLC	CLP	327,329	401,996	410,966	—	(8,970)
Euro,
Expiring 04/14/22	Morgan Stanley & Co. International PLC	EUR	265	291,972	293,274	—	(1,302)
Expiring 05/20/22	Citibank, N.A.	EUR	656	733,316	727,066	6,250	—
Expiring 05/20/22	Citibank, N.A.	EUR	218	243,187	241,114	2,073	—
Expiring 05/20/22	Goldman Sachs International	EUR	142	161,462	157,342	4,120	—
Expiring 05/20/22	HSBC Bank USA, N.A.	EUR	568	633,610	628,991	4,619	—
Expiring 05/20/22	HSBC Bank USA, N.A.	EUR	276	302,660	305,724	—	(3,064)
Expiring 05/20/22	HSBC Bank USA, N.A.	EUR	189	207,657	209,295	—	(1,638)
Expiring 05/20/22	HSBC Bank USA, N.A.	EUR	121	132,816	133,772	—	(956)
Expiring 05/20/22	Morgan Stanley & Co. International PLC	EUR	219	241,916	242,735	—	(819)
Expiring 05/20/22	Morgan Stanley & Co. International PLC	EUR	215	237,693	238,499	—	(806)
Expiring 05/20/22	Morgan Stanley & Co. International PLC	EUR	100	113,998	111,261	2,737	—
Expiring 05/20/22	State Street Bank and Trust Co.	EUR	2,221	2,530,698	2,461,835	68,863	—
Expiring 05/20/22	State Street Bank and Trust Co.	EUR	1,983	2,260,048	2,198,067	61,981	—
Expiring 05/20/22	State Street Bank and Trust Co.	EUR	441	491,335	488,917	2,418	—
Expiring 05/20/22	State Street Bank and Trust Co.	EUR	415	474,177	460,058	14,119	—
Expiring 05/20/22	State Street Bank and Trust Co.	EUR	384	437,077	425,184	11,893	—
Expiring 05/20/22	State Street Bank and Trust Co.	EUR	343	390,333	379,628	10,705	—
Expiring 05/20/22	State Street Bank and Trust Co.	EUR	316	352,825	349,961	2,864	—
Expiring 05/20/22	UBS AG	EUR	3,332	3,795,824	3,692,753	103,071	—
Expiring 05/20/22	UBS AG	EUR	2,380	2,710,620	2,637,681	72,939	—
Expiring 05/20/22	UBS AG	EUR	576	655,576	637,774	17,802	—
Expiring 05/20/22	UBS AG	EUR	411	468,151	455,554	12,597	—
Expiring 05/20/22	UBS AG	EUR	218	240,622	241,614	—	(992)
Mexican Peso,
Expiring 04/13/22	Citibank, N.A.	MXN	3,639	175,541	182,529	—	(6,988)
New Zealand Dollar,
Expiring 04/22/22	Bank of America, N.A.	NZD	355	232,352	245,953	—	(13,601)
Expiring 04/22/22	HSBC Bank USA, N.A.	NZD	860	573,465	595,831	—	(22,366)
Expiring 04/22/22	HSBC Bank USA, N.A.	NZD	525	345,933	363,734	—	(17,801)
				$25,963,759	$25,679,999	447,125	(163,365)
						$974,197	$(1,228,112)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American Airlines	06/20/23	5.000%(Q)	419	7.821%	$(10,838)	$(12,954)	$(2,116)
Community Healthcare Systems, Inc.	06/20/26	5.000%(Q)	1,717	6.722%	(61,631)	(100,479)	(38,848)
A54

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Community Healthcare Systems, Inc.	12/20/26	5.000%(Q)	899	6.996%	$(34,146)	$(66,504)	$(32,358)
					$(106,615)	$(179,937)	$(73,322)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)		Value at Trade Date		Value at March 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.37.V1	06/22/27	1.000%(Q)	322,200		2.275%		$(20,889,181)		$(18,857,660)		$2,031,521
CDX.NA.HY.38.V1	06/20/27	5.000%(Q)	244,100		3.735%		13,760,524		13,831,091		70,567
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	1,218,400		0.669%		17,094,859		19,933,042		2,838,183
							$9,966,202		$14,906,473		$4,940,271
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A55